ALLIANCE GROWTH INVESTORS FUND AND ALLIANCE CONSERVATIVE INVESTORS FUND

SEMI-ANNUAL REPORT
OCTOBER 31, 1996



LETTER TO SHAREHOLDERS
ALLIANCE GROWTH INVESTORS AND CONSERVATIVE INVESTORS FUNDS
_______________________________________________________________________________

December 5, 1996

Dear Shareholder:

It continues to be our practice to address the shareholders of both Alliance Growth Investors Fund and Alliance Conservative Investors Fund about the economy, capital markets and the funds' performance in one letter.

ECONOMIC OUTLOOK
Economic developments were generally favorable for domestic capital markets during the six month period ended October 31, 1996. In contrast, our June 1996 letter focused on the divergent returns for stocks and bonds that were prompted by a shift in investor sentiment and heightened concerns about the reacceleration in economic growth and in rates of inflation. Indeed, at that time, we argued the spurt in economic growth would be short-lived inasmuch as it was based on inventory rebuilding and that more moderate growth would resume in the second half of the year. Those expectations assumed (1) consumer spending would be dampened by high consumer debt burdens, (2) investment spending would slow, (3) government spending would be constrained by budget deficits, and (4) demand for U.S. exports would remain sluggish.

The threat of stepped-up inflation dissipated in the late summer as a flood of economic and corporate news convinced investors that the capital market had entered a more favorable period for equities. Growth in the economy was moderate, inflation remained benign with falling interest rates, and companies began to report positive earnings. And, as the November election drew closer, it became clear that the Republicans would hold onto control in Congress, thereby eliminating the potential economic and policy consequences that could have arisen had the Presidency and Congress been controlled by the same party.

The admixture of the economy behaving better-than-expected and the completed election produced a very favorable backdrop for both equities and bonds. Although the popular benchmarks for the equity markets posted impressive gains, the advances were limited to a comparatively small number of securities. For example, during the six months ended October 1996, the Wilshire Large Capitalization Growth Index (an index comprised of the 750 equity securities that fit Wilshire Asset Management's "growth stock" characteristics and are the largest 750 securities in the Wilshire 5000 Index) tacked on a 10.6% increase while the Wilshire Small Capitalization Growth Index (an index comprised of 251 equity securities that fit Wilshire Asset Management's "growth stock" characteristics and fall between the 751st largest to the 2,500th largest securities in the Wilshire 5000 Index) fell by 5.5%, creating a performance differential of more than 16%.

Both Alliance Growth Investors and Conservative Investors Funds were negatively affected by this divergence between the asset classes they each represent. In the prior six months, we had increased the weightings in mid-cap and small-cap securities on the premise that the outlook for domestic earnings at mid- and small-cap companies was improving, while profits for large multi-national corporations domiciled in the U.S. would be dampened by a stronger dollar. The Funds' investment performance was also impaired by our decision to increase the exposure to international securities because of the potential for a cyclical recovery in business conditions and profits. Both of those investment decisions further reinforced the relatively more attractive valuation levels. While we still believe these were the correct conclusions based on the fundamentals and valuation levels, the market's increasing focus on "momentum investing" did not reward those judgments in the short run.

We remain convinced that the mid- and small-cap segments of the U.S. equity market offer more attractive profit profiles and relative valuations and are therefore retaining our over weightings in these segments. Cash positions were increased modestly as the market reached new highs.


1



ALLIANCE GROWTH INVESTORS AND CONSERVATIVE INVESTORS FUNDS
_______________________________________________________________________________

GROWTH INVESTORS FUND
Investment returns for Alliance Growth Investors Fund for the six and 12 month periods ending October 31, 1996 are detailed in the table below. For comparison purposes, we also specified the performance of the broad U.S. stock markets as represented by the S&P 500-Stock Index and by the Fund's benchmark--a composite of the S&P 500 (70%) and the unmanaged Lehman Brothers (LB) Aggregate Bond Index (30%).

                                    TOTAL RETURN
                            PERIOD ENDED OCTOBER 31, 1996
                               6 MONTHS      12 MONTHS
                              ----------    -----------
ALLIANCE GROWTH INVESTORS FUND
  Class A                        2.77%         11.35%
  Class B                        2.42%         10.57%
  Class C                        2.41%         10.64%

S&P 500                          9.03%         24.02%

70/30 COMPOSITE:                 7.94%         18.61%
  S&P 500/LB Aggregate
  Bond Index


THE FUND'S TOTAL RETURNS ARE BASED ON THE NET ASSET VALUES OF EACH CLASS OF SHARES AS OF OCTOBER 31, 1996; ADDITIONAL INVESTMENT RESULTS APPEAR ON PAGE 3.


CONSERVATIVE INVESTORS FUND
Investment returns for Alliance Conservative Investors Fund for the six and 12 month periods ending October 31, 1996 are detailed in the table below. For comparison purposes, we also specified the performance of the broad U.S. bond market as represented by the Lehman Brothers (LB) Aggregate Bond Index and by the Fund's benchmark--a composite of the Lehman Brothers (LB) Aggregate Bond Index (70%) and the S&P 500-Stock Index (30%).

                                    TOTAL RETURN
                            PERIOD ENDED OCTOBER 31, 1996
                               6 MONTHS      12 MONTHS
                              ----------    -----------
ALLIANCE CONSERVATIVE
  INVESTORS FUND
  Class A                        4.63%          8.46%
  Class B                        4.21%          7.70%
  Class C                        4.21%          7.61%

LB AGGREGATE BOND                5.29%          5.85%
  INDEX

70/30 COMPOSITE:                 6.43%         11.32%
  LB Aggregate Bond
  Index/S&P 500


THE FUND'S TOTAL RETURNS ARE BASED ON THE NET ASSET VALUES OF EACH CLASS OF SHARES AS OF OCTOBER 31, 1996; ADDITIONAL INVESTMENT RESULTS APPEAR ON PAGE 4.


We appreciate your investment in Alliance's asset allocation funds and look forward to reporting their progress to you in the coming period.

Sincerely,

John D. Carifa
Chairman and President


SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, GUARANTEED OR ENDORSED BY, ANY BANK; FURTHER, SUCH SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.


2



INVESTMENT OBJECTIVE AND POLICIES
ALLIANCE GROWTH INVESTORS FUND
_______________________________________________________________________________

Alliance Growth Investors Fund seeks to provide highest total return with reasonable risk through investment in a mix of equity and fixed income securities. Normally the Fund will hold approximately 70% of its total assets in equity securities.


INVESTMENT RESULTS
_______________________________________________________________________________

AVERAGE ANNUAL TOTAL RETURN AS OF OCTOBER 31, 1996

CLASS A SHARES
                             WITHOUT         WITH
                          SALES CHARGE   SALES CHARGE
                          ------------   ------------
 . One Year                    11.35%          6.64%
 . Since Inception*            11.51%         10.45%

CLASS B SHARES
                             WITHOUT         WITH
                          SALES CHARGE   SALES CHARGE
                          ------------   ------------
 . One Year                    10.57%          6.57%
 . Since Inception*            10.71%         10.71%

CLASS C SHARES
                             WITHOUT         WITH
                          SALES CHARGE   SALES CHARGE
                          ------------   ------------
 . One Year                    10.64%          9.64%
 . Since Inception*             8.88%          8.88%


The average annual total returns reflect investment of dividends and/or capital gains distributions in additional shares--with and without the effect of the 4.25% maximum front-end sales charge for Class A or applicable contingent deferred sales charge for Class B (4% year 1, 3% year 2, 2% year 3, 1% year 4); and for Class C (1% year 1). Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


*    Inception: 5/4/92, Class A and Class B; 8/2/93, Class C.


3



INVESTMENT OBJECTIVE AND POLICIES
ALLIANCE CONSERVATIVE INVESTORS FUND
_______________________________________________________________________________

Alliance Conservative Investors Fund seeks to provide high total return without undue risk to principal through investment in a mix of equity and fixed income securities. Normally the Fund will hold approximately 70% of its total assets in fixed income securities.


INVESTMENT RESULTS
_______________________________________________________________________________

AVERAGE ANNUAL TOTAL RETURN AS OF OCTOBER 31, 1996

CLASS A SHARES
                             WITHOUT         WITH
                          SALES CHARGE   SALES CHARGE
                          ------------   ------------
 . One Year                     8.46%          3.90%
 . Since Inception*             7.59%          6.56%

CLASS B SHARES
                             WITHOUT         WITH
                          SALES CHARGE   SALES CHARGE
                          ------------   ------------
 . One Year                     7.70%          3.70%
 . Since Inception*             6.83%          6.83%

CLASS C SHARES
                             WITHOUT         WITH
                          SALES CHARGE   SALES CHARGE
                          ------------   ------------
 . One Year                     7.61%          6.61%
 . Since Inception*             5.12%          5.12%


The average annual total returns reflect investment of dividends and/or capital gains distributions in additional shares--with and without the effect of the 4.25% maximum front-end sales charge for Class A or applicable contingent deferred sales charge for Class B (4% year 1, 3% year 2, 2% year 3, 1% year 4); and for Class C (1% year 1). Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


*    Inception: 5/4/92, Class A and Class B; 8/2/93, Class C.


4



TEN LARGEST HOLDINGS
OCTOBER 31, 1996 (UNAUDITED)
ALLIANCE GROWTH INVESTORS FUND
_______________________________________________________________________________

COMPANY                                         VALUE     PERCENT OF NET ASSETS
-------------------------------------------------------------------------------
U.S. Treasury Notes                         $ 9,958,012             10.2%
Federal National Mortgage Assn.               4,075,688              4.2
Philip Morris Cos., Inc.                      1,074,450              1.1
Cisco Systems, Inc.                           1,051,875              1.1
Federal Home Loan Bank, 7.00%, 9/01/11        1,029,993              1.1
Merrill Lynch & Co., Inc.                       966,640              1.0
3Com Corp.                                      933,225              1.0
PepsiCo., Inc.                                  924,300              0.9
Olin Corp.                                      884,000              0.9
Travelers Group, Inc.                           882,105              0.9
                                            $21,780,288             22.4%



MAJOR PORTFOLIO CHANGES
SIX MONTHS ENDED OCTOBER 31, 1996 (UNAUDITED)
_______________________________________________________________________________

                                                       SHARES OR PRINCIPAL
                                                  -----------------------------
PURCHASES                                             BOUGHT  HOLDINGS 10/31/96
-------------------------------------------------------------------------------
AutoZone, Inc.                                         31,900       31,900
Federal Home Loan Bank, 7.00%, 9/01/11             $1,028,389   $1,028,389
Federal National Mortgage Assn., 6.50%, 5/01/11    $1,960,222   $1,960,222
Federal National Mortgage Assn., 8.50%, 12/01/25     $958,129     $958,129
Quebec Province Canada, 7.50%, 7/15/23               $850,000     $850,000
Republic of Poland PDI, 3.75%, 10/27/14              $925,000     $925,000
Time Warner Entertainment Co., 9.15%, 2/01/23        $675,000     $675,000
U.S. Treasury Note, 5.75%, 8/15/03                 $2,900,000   $2,900,000
U.S. Treasury Note, 6.375%, 5/15/99                $3,200,000   $3,200,000
U.S. Treasury Note, 6.50%, 8/15/05                 $1,040,000   $1,585,000


SALES                                                  SOLD   HOLDINGS 10/31/96
-------------------------------------------------------------------------------
Aetna Life & Casualty Co.                              25,000           -0-
American International Group, Inc.                     10,000           -0-
Federal National Mortgage Assn., 6.50%, 6/01/11    $2,100,000           -0-
Federal National Mortgage Assn., 7.00%, 5/01/26      $723,299   $1,076,701
First Data Corp.                                       10,400        4,600
Pfizer, Inc.                                            9,900        6,600
Philip Morris Cos., Inc.                               10,400       11,600
U.S. Treasury Bond, 6.00%, 2/15/26                 $1,405,000           -0-
U.S. Treasury Note, 6.75%, 4/30/00                 $1,050,000           -0-
U.S. Treasury Note, 7.25%, 2/15/98                 $3,750,000   $2,250,000


5



TEN LARGEST HOLDINGS
OCTOBER 31, 1996 (UNAUDITED)
ALLIANCE CONSERVATIVE INVESTORS FUND
_______________________________________________________________________________

                                                                     PERCENT OF
COMPANY                                                      VALUE   NET ASSETS
-------------------------------------------------------------------------------
U.S. Treasury Notes                                      $10,489,581    21.2%
Federal National Mortgage Assn.                            6,480,552    13.1
Federal Home Loan Bank, 7.00%, 9/01/11                     1,618,561     3.3
Premier Auto Trust, 7.15%, 2/04/99                         1,515,000     3.1
Government National Mortgage Assn., 7.50%, 1/15/26         1,293,435     2.6
Quebec Province Canada, 7.13%, 2/09/24                     1,240,785     2.5
Auburn Hills Trust, 12.00%, 5/01/20                        1,055,768     2.1
John Hancock Mutual Life Insurance Co., 7.375%, 2/15/24    1,021,744     2.1
St. George Bank Ltd., 7.15%, 10/15/05                      1,000,300     2.0
Morgan Stanley Group, Inc., 6.50%, 3/30/01                   999,350     2.0
                                                         $26,715,076    54.0%


MAJOR PORTFOLIO CHANGES
SIX MONTHS ENDED OCTOBER 31, 1996 (UNAUDITED)
_______________________________________________________________________________

                                                                 PRINCIPAL
PURCHASES                                            BOUGHT   HOLDINGS 10/31/96
-------------------------------------------------------------------------------
Auburn Hills Trust, 12.00%, 5/01/20                  $700,000     $700,000
Federal Home Loan Bank, 7.00%, 9/01/11             $1,616,040   $1,616,040
Federal National Mortgage Assn., 8.50%, 12/01/25     $958,129     $958,129
John Hancock Mutual Life Insurance Co.,
  7.375%, 2/15/24                                  $1,050,000   $1,050,000
Morgan Stanley Group, Inc., 6.50%, 3/30/01         $1,000,000   $1,000,000
Quebec Province Canada, 7.13%, 2/09/24             $1,300,000   $1,300,000
Time Warner Entertainment Co., 9.15%, 2/01/23        $915,000     $915,000
U.S. Treasury Note, 5.75%, 8/15/03                 $2,750,000   $2,750,000
U.S. Treasury Note, 6.375%, 5/15/99                $3,950,000   $3,950,000
U.S. Treasury Note, 6.50%, 8/15/05                 $1,720,000   $2,240,000


SALES                                                  SOLD   HOLDINGS 10/31/96
-------------------------------------------------------------------------------
Chase Manhattan Corp., 6.25%, 1/15/06              $1,200,000           -0-
Commercial Credit Group, Inc., 6.125%, 12/01/05      $900,000           -0-
Federal National Mortgage Assn., 6.50%, 6/01/11    $4,040,000           -0-
Federal National Mortgage Assn., 7.00%, 5/01/26    $1,684,949   $1,615,051
Prudential Insurance Co. of America,
  8.10%, 7/15/15                                     $850,000     $600,000
Time Warner Entertainment Co., 8.375%, 3/15/23     $1,150,000           -0-
U.S. Treasury Bond, 6.00%, 2/15/26                 $2,475,000           -0-
U.S. Treasury Note, 6.75%, 4/30/00                 $2,000,000           -0-
U.S. Treasury Note, 7.25%, 2/15/98                 $8,500,000           -0-
U.S. Treasury Note, 7.75%, 12/31/99                  $875,000   $1,475,000


6



PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1996 (UNAUDITED)
ALLIANCE GROWTH INVESTORS FUND
_______________________________________________________________________________

COMPANY                                          SHARES          VALUE
-------------------------------------------------------------------------
COMMON STOCKS & OTHER INVESTMENTS-70.7%
UNITED STATES INVESTMENTS-53.0%
CONSUMER NONCYCLICALS-13.1%
ADVERTISING-0.2%
Ha Lo Ind., Inc. *                                4,600       $  142,600
National Media Corporation *                      3,700           44,400
                                                             ------------
                                                                 187,000

APPAREL & TEXTILE-0.6%
Designer Holdings, Ltd. *                         3,700           70,762
Reebok International, Ltd.                        8,700          311,025
Stage Stores, Inc. *                              3,200           58,400
Tommy Hilfiger Corp. *                            1,500           78,000
Warnaco Group, Inc.                               2,700           67,163
                                                             ------------
                                                                 585,350

BEVERAGES-1.0%
PepsiCo, Inc.                                    31,200          924,300

BIOTECHNOLOGY-2.2%
Amgen, Inc. *                                    12,000          735,750
Biogen, Inc. *                                    5,000          372,500
Centocor, Inc. *                                 21,100          619,812
GelTex Pharmaceuticals, Inc. *                    3,200           60,800
Liposome Co., Inc. *                              3,200           54,800
Medimmune, Inc. *                                 3,500           54,250
Steris Corp. *                                    6,900          260,475
                                                             ------------
                                                               2,158,387

BROADCASTING-1.1%
Cablevision Systems Corp. Cl.A *                 10,000          311,250
Evergreen Media Corp. *                           3,200           86,400
LIN Television Corp. *                              900           34,087
TCI Group, Series A *                            32,500          404,219
Valuevision International, Inc. Cl.A *            7,200           38,700
Viacom, Inc. Cl.B *                               6,936          226,287
                                                             ------------
                                                               1,100,943

COSMETICS-0.5%
Gillette Co.                                      6,010          449,248

DRUGS, HOSPITAL SUPPLIES & MEDICAL SERVICES-4.0%
Columbia/HCA Healthcare Corp.                    20,850          745,387
Compdent Corp. *                                  2,000           68,750
Coventry Corp. *                                  4,100           41,513
Healthsource, Inc. *                             20,000          245,000
Medicis Pharmaceutical Corporation *              1,000           50,250
Medtronic, Inc.                                   6,400          412,000
Merck & Co., Inc.                                11,160          827,235
National Surgery Centers, Inc. *                  2,100           56,700
Ornda HealthCorp *                                4,000          109,000
Oxford Health Plans, Inc. *                       3,700          168,350
Pfizer, Inc.                                      6,600          546,150
Respironics, Inc. *                               2,200           33,000
Rotech Medical Corp. *                            3,700           59,200
Summit Technology, Inc. *                        11,750           64,625
Warner-Lambert Co.                                8,000          509,000
                                                             ------------
                                                               3,936,160

ENTERTAINMENT & LEISURE-0.6%
Walt Disney Co.                                   9,070          597,486

FOOD-0.8%
Campbell Soup Co.                                 4,290          351,200
Nabisco Holdings Corp. Cl.A                      10,435          388,704
                                                             ------------
                                                                 739,904

HOUSEHOLD PRODUCTS-0.5%
Colgate-Palmolive Co.                             5,070          466,440

PRINTING & PUBLISHING-0.3%
New York Times Co.                                9,400          339,575

TOBACCO-1.1%
Philip Morris Cos., Inc.                         11,600        1,074,450


7



PORTFOLIO OF INVESTMENTS (CONTINUED)
ALLIANCE GROWTH INVESTORS FUND
_______________________________________________________________________________

COMPANY                                          SHARES          VALUE
-------------------------------------------------------------------------
MISCELLANEOUS-0.2%
Interim Services, Inc. *                          1,700      $    68,000
Mohawk Industries, Inc. *                         3,500           84,875
                                                             ------------
                                                                 152,875
                                                             ------------
                                                              12,712,118

TECHNOLOGY-12.7%
AEROSPACE & DEFENSE-0.7%
Boeing Co.                                        5,600          534,100
United Technologies Corp.                         1,400          180,250
                                                             ------------
                                                                 714,350

COMMUNICATIONS EQUIPMENT-1.0%
Cable Design Technologies Corp. *                 1,700           44,200
DSC Communications Corp. *                        6,500           90,187
ICG Communications, Inc. *                        3,600           67,500
Premisys Communications, Inc. *                   1,400           70,000
Scientific-Atlanta, Inc.                         25,000          362,500
Sterling Commerce, Inc. *                         8,600          241,875
TeleSpectrum Worldwide, Inc. *                    2,900           49,663
Winstar Communications, Inc. *                    3,500           73,500
                                                             ------------
                                                                 999,425

COMPUTER EQUIPMENT-0.1%
ACT Networks, Inc *                               1,700           58,225

COMPUTER HARDWARE-1.3%
BMC Industries, Inc.                              4,400          130,350
Ceridian Corp. *                                 14,000          694,750
COMPAQ Computer Corp. *                           5,000          348,125
Storage Technology Corp. *                        1,900           80,987
                                                             ------------
                                                               1,254,212

COMPUTER NETWORKING SOFTWARE-2.2%
3Com Corp. *                                     13,800          933,225
Bay Networks, Inc. *                              3,650           73,912
Cisco Systems, Inc. *                            17,000        1,051,875
Network General Corp. *                           2,600           62,725
                                                             ------------
                                                               2,121,737

COMPUTER PERIPHERALS-0.6%
Exabyte Corp. *                                   4,600           60,950
Seagate Technology, Inc. *                        5,000          333,750
Western Digital Corp. *                           1,700           82,450
Xircom, Inc. *                                    4,300           87,075
                                                             ------------
                                                                 564,225

COMPUTER SERVICES-1.0%
Electronic Data Systems Corp. New                10,900          490,500
First Data Corp.                                  4,600          366,850
National TechTeam, Inc. *                         3,200           86,400
                                                             ------------
                                                                 943,750

COMPUTER SOFTWARE-2.5%
Advanced Tissue Sciences, Inc. *                  2,400           39,000
Applix, Inc. *                                    2,600           63,050
IDT Corp. *                                       4,400           48,950
Informix Corp. *                                 36,000          798,750
Learning Company, Inc. *                          4,300           87,344
Microsoft Corp. *                                 2,500          343,125
Oracle Systems Corp. *                           18,250          772,203
Sterling Software, Inc. *                         5,800          188,500
Systemsoft Corp. *                                2,600           73,450
Universal Outdoor Holdings, Inc. *                1,800           52,875
                                                             ------------
                                                               2,467,247

ELECTRICAL EQUIPMENT-0.9%
General Electric Co.                              8,500          822,375
Harman International Industries, Inc. New         2,000          102,750
                                                             ------------
                                                                 925,125


8



ALLIANCE GROWTH INVESTORS FUND
_______________________________________________________________________________

COMPANY                                          SHARES          VALUE
-------------------------------------------------------------------------
ELECTRONICS-0.1%
General Instrument Corp.*                             1      $        20
Kent Electronics *                                3,300           75,487
Texas Instruments, Inc.                           1,500           72,188
                                                             ------------
                                                                 147,695

MEDICAL PRODUCTS-0.1%
Enterprise Systems, Inc. *                        3,800           61,275

SEMI-CONDUCTOR COMPONENTS-1.4%
Altera Corp. *                                    8,100          502,200
Intel Corp.                                       7,000          769,125
VLSI Technology, Inc. *                           3,600           62,100
                                                             ------------
                                                               1,333,425

TELECOMMUNICATIONS-0.8%
CommNet Cellular, Inc. *                          2,300           63,825
EZ Communications, Inc. *                         1,600           61,600
MFS Communications, Inc. *                        4,700          235,588
Millicom International Cellular, S.A. *           1,400           55,650
Telephone & Data Systems, Inc.                    3,900          136,500
WorldCom, Inc. *                                  8,000          195,000
                                                             ------------
                                                                 748,163
                                                             ------------
                                                              12,338,854

CREDIT SENSITIVE-7.3%
BANKS-1.1%
First Chicago NBD Corp.                           5,600          285,600
First Union Corp.                                11,400          829,350
                                                             ------------
                                                               1,114,950

BROKERAGE & MONEY MANAGEMENT-1.1%
Hambrecht & Quist Group, Inc. *                   3,400           67,575
Merrill Lynch & Co., Inc.                        13,760          966,640
                                                             ------------
                                                               1,034,215

FINANCIAL SERVICES-1.0%
Aames Financial Corp.                             1,300           58,013
American Express Co.                              4,600          216,200
Dean Witter, Discover & Co.                       9,700          571,087
RAC Financial Group, Inc. *                       1,400          $84,000
Union Acceptance Corp. Cl.A *                     5,100           89,888
                                                             ------------
                                                               1,019,188

INSURANCE-2.3%
General Reinsurances Corp.                        1,930          284,192
NAC Re Corp.                                     14,000          491,750
Penncorp Financial Group, Inc.                    2,400           83,100
TIG Holdings, Inc.                               17,000          490,875
Travelers Group, Inc.                            16,260          882,105
                                                             ------------
                                                               2,232,022

MUTUAL FUND-0.1%
Morgan Stanley Asia Pacific Fund                 13,334          136,674

REAL ESTATE-0.2%
JP Realty, Inc.                                   2,400           54,600
Macerich Co.                                      2,400           52,800
Summit Properties, Inc.                           2,800           54,950
                                                             ------------
                                                                 162,350

MISCELLANEOUS-1.5%
MBNA Corp.                                       16,300          615,325
MGIC Investment Corp.                             8,000          549,000
PMI Group, Inc.                                   5,000          285,625
                                                             ------------
                                                               1,449,950
                                                             ------------
                                                               7,149,349

ENERGY-6.1%
OIL & GAS SERVICES-5.8%
Apache Corp.                                     13,000          461,500
Baker Hughes, Inc.                               18,700          666,187
BJ Services Co. *                                15,500          695,562
Costilla Energy, Inc. *                           5,400           68,850
Diamond Shamrock, Inc.                            2,000           58,750
Exxon Corp.                                       9,000          797,625
KCS Energy, Inc.                                  2,300           99,188
Louisiana Land & Exploration Co.                  6,900          392,437
Mobil Corp.                                       2,200          256,850
Nabors Industries, Inc. *                         5,000           83,125
Noble Drilling Corp. *                           17,300          322,213


9



PORTFOLIO OF INVESTMENTS (CONTINUED)
ALLIANCE GROWTH INVESTORS FUND
_______________________________________________________________________________

COMPANY                                          SHARES          VALUE
-------------------------------------------------------------------------
Rowan Cos, Inc. *                                 6,200      $   138,725
Schlumberger, Ltd.                                8,800          872,300
Transocean Offshore, Inc.                         9,000          569,250
Union Pacific Resources Group, Inc.               5,251          144,403
                                                             ------------
                                                               5,626,965

UTILITY / ELECTRIC-0.3%
FPL Group, Inc.                                   6,400          294,400
                                                             ------------
                                                               5,921,365

CONSUMER CYCLICALS-5.4%
AIRLINES-0.9%
Delta Airlines, Inc.                              5,750          407,531
Mesa Airlines, Inc. *                             3,700           34,225
Northwest Airlines Corp. Cl.A *                  14,500          480,313
                                                             ------------
                                                                 922,069

RAILROAD TRANSPORTATION-0.9%
Burlington Northern Santa Fe                      4,200          345,975
Genesee & Wyoming, Inc. *                         2,700           83,700
Hub Group, Inc. Cl.A *                            3,000           66,750
Union Pacific Corp.                               6,200          347,975
                                                             ------------
                                                                 844,400

REAL ESTATE-0.1%
Innkeepers USA Trust                              5,200           61,100

RESTAURANTS & LODGING-1.6%
Doubletree Corp. *                                1,900           77,069
Host Marriott Corp. *                            21,700          333,637
Interstate Hotels Co. *                           3,600           97,200
ITT Corp. *                                      14,100          592,200
La Quinta Inns, Inc.                             18,200          364,000
Red Lion Hotels, Inc. *                           3,100           93,000
                                                             ------------
                                                               1,557,106

RETAIL-GENERAL-0.4%
Consolidated Stores Corp. *                       1,800           69,525
Federated Department Stores, Inc. *               5,500          181,500
Nine West Group, Inc. *                           2,600          129,675
                                                             ------------
                                                                 380,700

RETAIL-GENERAL MERCHANDISE-0.8%
AutoZone, Inc. *                                 31,900          817,437

RETAIL-TOYS-0.2%
Hasbro, Inc.                                      6,000          233,250

TELEPHONE UTILITY-0.0%
Billing Information
Concepts *                                          700           18,288
TRANSPORTATION & SHIPPING-0.4%
Xtra Corp.                                        9,500          394,250
MISCELLANEOUS-0.1%
Equity Corp. International *                      3,300           75,900
                                                             ------------
                                                               5,304,500

BASIC INDUSTRIES-3.7%
CONTAINERS-0.3%
Crown Cork & Seal Co., Inc.                       7,200          345,600

DIVERSIFIED-0.1%
Culligan Water Technologies, Inc. *               3,000          112,500

ENVIRONMENTAL CONTROL-1.3%
United States Filter Corp. *                      1,600           55,200
United Waste Systems, Inc. *                      1,800           61,875
USA Waste Services, Inc. *                       11,900          380,800
WMX Technologies, Inc                            22,000          756,250
                                                             ------------
                                                               1,254,125

MACHINERY-1.2%
Allied-Signal, Inc.                              10,500          687,750
Coltec Industries, Inc. *                        16,000          276,000
Comverse Technology, Inc. *                       4,800          168,000
Pentair, Inc.                                     2,500           63,125
                                                             ------------
                                                               1,194,875


10



ALLIANCE GROWTH INVESTORS FUND
_______________________________________________________________________________

COMPANY                                          SHARES          VALUE
-------------------------------------------------------------------------
MINING & METALS-0.8%
Century Aluminum Co.                              5,000      $    67,500
Gibraltar Steel Corp. *                           3,900           94,575
Kaiser Aluminum Corp. *                           4,700           52,288
Reynolds Metals Co.                               5,900          331,875
UCAR International, Inc. *                        5,000          195,625
                                                             ------------
                                                                 741,863
                                                             ------------
                                                               3,648,963

BASIC MATERIALS-3.2%
BUILDING & RELATED-0.2%
American Standard Cos., Inc *                     6,300          237,037

CHEMICALS-2.4%
Cytec Industries, Inc. *                          7,100          253,825
Freeport McMoran, Inc.                            9,000          286,875
Hercules, Inc.                                    5,600          266,700
Monsanto Co.                                     15,000          594,375
Olin Corp.                                       20,800          884,000
Polymer Group, Inc. *                             3,900           49,725
                                                             ------------
                                                               2,335,500

ENGINEERING & CONSTRUCTION-0.3%
Martin Marietta Materials, Inc.                  10,600          251,750

MACHINERY-0.1%
Crompton & Knowles Corp.                          6,000          108,000

MEDICAL PRODUCTS-0.1%
Buckeye Cellulose Corp. *                         1,900           49,638

PAPER & FOREST PRODUCTS-0.1%
Louisiana-Pacific Corp.                           6,000          125,250
                                                             ------------
                                                               3,107,175

CONSUMER MANUFACTURING-1.1%
APPLIANCES-0.8%
Black & Decker Corp.                              7,300          272,838
Sunbeam Corp., Inc.                              19,900          490,037
                                                             ------------
                                                                 762,875

AUTO & RELATED-0.0%
Team Rental Group, Inc. *                         2,600           48,750
BUILDING & RELATED-0.1%
Hughes Supply, Inc.                               2,000           76,000
MISCELLANEOUS-0.2%
U.S. Industries, Inc. *                           6,000          162,000
                                                             ------------
                                                               1,049,625

CONSUMER SERVICES-0.2%
MISCELLANEOUS-0.2%
ADT Ltd. *                                        3,600           71,100
Brightpoint, Inc. *                               2,800           70,000
Oxford Resources Corp. Cl.A *                     3,700           94,350
                                                             ------------
                                                                 235,450

DIVERSIFIED-0.1%
Petco Animal Supplies, Inc. *                     3,100           72,850

CAPITAL GOODS-0.1%
MISCELLANEOUS-0.1%
Uniphase Corp. *                                  1,300           62,725
Total United States Investments
  (cost $46,722,750)                                          51,602,974

FOREIGN INVESTMENTS-17.7%
AUSTRALIA-0.3%
Coca Cola Amatil Ltd.                             5,000           69,340
  Beverages
Mayne Nickless, Ltd.                              4,000           26,569
  Commercial Services
Qantas Airways, Ltd.                              7,000           10,209
  Airlines
WMC, Ltd.                                         7,281           45,766
  Mining & Metals
Woolworths Ltd.                                  43,000           99,184
  Retail-General Merchandise
                                                                 251,068
                                                             -----------

BELGIUM-0.1%
Kredietbank, N.V.                                   170           54,913
  Banks


11



PORTFOLIO OF INVESTMENTS (CONTINUED)
ALLIANCE GROWTH INVESTORS FUND
_______________________________________________________________________________

COMPANY                                          SHARES          VALUE
-------------------------------------------------------------------------
CANADA-0.5%
Canadian Pacific, Ltd.                           16,000      $   404,000
  Railroads
Loewen Group, Inc.                                2,600          103,025
  Business Services
                                                                 507,025
                                                             -----------

CHINA-0.0%
Guangshen Railway Ltd. (ADR) *                    1,000           18,625
  Railroad Transportation

DENMARK-0.3%
BG Bank A/S                                         700           29,747
  Banks
Den Danske Bank                                   1,700          121,966
  Banks
ISS International                                 3,450           97,939
  Finance-Miscellaneous
                                                                 249,652
                                                             -----------

FINLAND-0.7%
Nokia AB OY Corp. pfd.                            1,180           54,486
  Communication Equipment
Nokia Corp. (ADR)                                 9,750          452,156
  Communication Equipment
Orion-Yhtmae OY Cl. B                             2,610           88,343
  Drugs
UPM-Kymmene Corp. *                               2,750           55,788
  Paper
                                                                 650,773
                                                             -----------

FRANCE-1.2%
Bouygues                                          1,015           99,465
  Home Builders
Danone                                               15            2,054
  Food
Generale des Eaux                                   915          109,353
  Diversified
GTM Entrepose, S.A.                                 815           38,658
  Home Builders
Lafarge, S.A.                                        35            2,100
  Building & Construction
Legris Ind., S.A.                                 1,620           63,025
  Capital Goods-Miscellaneous
Pechiney, S.A. Cl.A                               1,113           47,786
  Mining & Metals
Salomon, S.A.                                       610           54,646
  Entertainment & Leisure
SGS-Thomson Microelectronics N.V., Ltd. *           650           34,442
  Semi-Conductors
SIMCO                                               495           42,021
  Real Estate
Societe Centrale des Assurances Generales
  de France                                       3,790          111,791
  Insurance
Societe Des Immeubles                               560           35,600
  Miscellaneous
Societe Francaise d'Invetissements
  Immobiliers et de Gestion                         500           38,631
  Real Estate
Societe Nacionale Elf Aquitaine                   1,250           99,951
  International Energy
Societe Television Francaise                        350           37,242
  Printing, Publishing & Broadcasting
Total, S.A. Cl.B                                  2,494          195,081
  Energy
Unibail, S.A.                                       760           75,665
  Real Estate
Union Immobilier France                             470           36,405
  Real Estate
Usinor Sacilor                                    4,200           62,312
  Mining & Metals
                                                               1,186,228
                                                             -----------

GERMANY-0.9%
Bayer A.G.                                        4,870          184,008
  Chemicals
Deutsche Lufthansa A.G. *                         5,500           71,910
  Airlines


12



ALLIANCE GROWTH INVESTORS FUND
_______________________________________________________________________________

COMPANY                                          SHARES          VALUE
-------------------------------------------------------------------------
Fresenius Medical Care A.G. *                       700      $    62,447
  Drugs, Hospital Supplies & Medical Services
Henkel KGaA, pfd.                                 2,650          118,903
  Financial
Hornbach Holding A.G. pfd.                        1,180           74,023
  Retail-General Merchandise
KSB A.G.-Vorzug, pfd.                               300           38,926
  Machinery
Preussag A.G.                                       170           40,928
  Steel
Schmalbach Lubeca A.G. *                            400           79,900
  Containers & Packaging
Suedzucker A.G.                                     160           71,844
  Household Products
Veba A.G.                                         3,210          171,204
  Utility / Electric
                                                                 914,093
                                                             -----------

HONG KONG-0.4%
Asia Satellite Telephone *                        2,000            5,302
  Utility / Telephone
Citic Pacific, Ltd.                               9,000           43,765
  Diversified
Dao Heng Bank Group, Ltd.                        14,000           61,561
  Banks
First Pacific Co., Ltd.                          27,000           37,189
  Diversified
Hong Kong & China Gas Co., Ltd.                  11,000           19,348
  warrants, expiring 9/30/97*                     2,000              737
  Electric & Gas Utility
Hutchison Whampoa, Ltd.                           4,000           27,935
  Conglomerates
Hysan Development Co., Ltd.                       6,000           19,244
  Real Estate
New World Development Co., Ltd.                   4,000           23,279
  Real Estate
Paul Y-ITC Construction Holdings, Inc.
  warrants expiring 3/31/97 *                     5,000               88
  warrants expiring 3/31/98 *                     5,000              112
  Diversified
Sun Hung Kai Properties, Ltd.                     3,000           34,143
  Real Estate
Swire Pacific, Ltd. Cl.A                          4,000           35,307
  Conglomerates
Television Broadcasts of Hong Kong, Ltd.         10,000           35,048
  Telecommunications
Wharf Holdings                                    7,000           28,879
  Real Estate
                                                                 371,937
                                                             -----------

INDIA-0.1%
Bajaj Auto, Ltd. (GDR) (a)                        2,000           63,000
  Auto & Trucks
Industrial Credit & Investment Corporation
  of India, Ltd. (GDR) (a)                        3,000           25,500
  Financial Services
State Bank of India (GDR)*(a)                     3,000           44,550
  Banks
                                                                 133,050
                                                             -----------

INDONESIA-0.2%
HM Sampoerna                                      9,000           83,652
  Tobacco
Indosat                                          15,000           45,400
  Telecommunications
Telekomunikasi Indiana                           32,900           49,082
  Telephone Utility
                                                                 178,134
                                                             -----------


13



PORTFOLIO OF INVESTMENTS (CONTINUED)
ALLIANCE GROWTH INVESTORS FUND
_______________________________________________________________________________

COMPANY                                          SHARES          VALUE
-------------------------------------------------------------------------
IRELAND-0.2%
Irish Life Plc.                                  23,200      $    99,736
  Insurance
Saville Systems Ireland Plc. (ADR) *              1,800           77,625
  Computer Software
                                                                 177,361
                                                             -----------

ITALY-0.4%
Ente Nazionale Idrocarburi                       20,200           96,739
  Oil Services
Industrie Natuzzi S.p.A. (ADS)                    1,200           54,450
  Household Products
Istituto Nazionale delle Assicurazioni           66,000           91,147
  Insurance
Magneti Marelli                                  22,700           21,997
  Capital Goods
Saipem                                            9,700           49,491
  Oil Supplies & Construction
Societa Italiana Per L'Eserreizio Delle
  Telecommunicazioni, P.A.                       44,400           98,927
  Utility / Telephone
                                                                 412,751
                                                             -----------

JAPAN-6.2%
Amano Corp.                                       6,000           71,670
  Capital Goods-Miscellaneous
Asahi Glass Co.                                  12,000          126,477
  Basic Industry-Miscellaneous
Bank of Tokyo, Ltd.                               6,000          122,261
  Banks
Canon, Inc.                                       7,000          134,030
  Technology-Miscellaneous
Chiba Bank, Ltd.                                  4,000           30,073
  Banks
Daifuku Co., Ltd.                                 5,000           61,482
  Industrial Machinery
Dai Nippon Ink & Chemicals, Inc.                  4,000           67,454
  Printing & Publishing
Daito Trust Construction Co., Ltd.                7,000           88,534
  Construction
Daiwa Securities Co., Ltd.                        2,000           21,606
  Brokerage & Money Management
DDI Corp.                                            46          345,439
  Telecommunications
East Japan Railway Co.                               16           73,497
  Railroad Transportation
Eisai Co., Ltd.                                   4,000           71,670
  Drugs, Hospital Supplies & Medical Services
Fuji Photo Film Co.                               1,000           28,721
  Photo & Optical
Furukawa Co., Ltd.                                9,000           39,208
  Electric & Gas Utility
Hirose Electric Co.                               2,000          118,748
  Technology-Miscellaneous
Honda Motor Co.                                   3,000           71,670
  Auto & Related
House Foods Industry Corp.                        2,000           34,605
  Food
Hoya Corp.                                        4,000          131,395
  Technology-Miscellaneous
Ishikawajima-Harima Heavy, Ind.                   6,000           27,667
  Aerospace
Ito-Yokado Co., Ltd.                              1,000           49,888
  Retail-General Merchandise
Japan Securities Finance                          8,000          106,803
  Brokerage & Money Management
Japan Tobacco, Inc.                                   8           56,493
  Tobacco
Kamigumi Co., Ltd.                                5,000           38,646
  Engineering & Construction
Kandenko Co., Ltd.                                4,000           43,213
  Engineering & Construction


14



ALLIANCE GROWTH INVESTORS FUND
_______________________________________________________________________________

COMPANY                                          SHARES          VALUE
-------------------------------------------------------------------------
Kao Corp.                                         9,000      $   105,924
  Household Products
Kirin Brewery Co., Ltd.                           4,000           41,105
  Beverages
Kokuyo                                            3,000           74,305
  Consumer Manufacturing-Miscellaneous
Kuraray Co., Ltd.                                 7,000           67,630
  Textile Products
Kyocera Corp.                                     1,000           65,961
  Semi-Conductor Components
Mabuchi Motor Co.                                 1,000           50,942
  Capital Goods-Miscellaneous
Maeda Road Construction Corp.                     2,000           28,809
  Engineering & Construction
Matsushita Electric Industrial Co., Ltd.          9,000          143,867
  Appliances
Matsushita Electric Works                         5,000           48,307
  Building & Related
Mitsubishi Heavy Industries, Ltd.                 9,000           69,167
  Industrial Machinery
Mitsubishi Materials Corp.                        5,000           22,221
  Mining & Metals
Mitsubishi Oil Co.                                9,000           66,321
  Oil & Gas Services
Mitsui Marine & Fire Insurance Co.                9,000           58,495
  Insurance
Mitsui Trust and Banking Co., Ltd.               18,000          173,905
  Banks
National House Industrial Co.                     4,000           57,617
  Building & Construction
NGK Insulators                                    3,000           30,302
  Engineering & Construction
Nikko Securities Co., Ltd.                        6,000           57,442
  Brokerage & Money Management
Nippon Express Co., Ltd.                          8,000           64,995
  Trucking
Nippon Light Metal Co.                            7,000           33,692
  Mining & Metals
Nippon Steel Co.                                 18,000           52,488
  Mining & Metals
Nisshin Steel Co., Ltd.                          34,000          105,116
  Mining & Metals
NKK Corp. *                                      20,000           50,239
  Mining & Metals
Nomura Securities Co., Ltd.                       6,000           99,073
  Investment Companies
Osaka Gas Co.                                    15,000           46,375
  Gas & Pipeline Utilities
Rohm Co.                                          5,000          296,430
  Semi-Conductor Components
Sankyo Co.                                        1,000           24,768
  Drugs, Hospital Supplies &
  Medical Services
Seven-Eleven Japan Co., Ltd.                      4,000          232,577
  Retail-General Merchandise
Shimano Industrial Co.                            3,000           53,489
  Consumer Manufacturing-Miscellaneous
Shimizu Corp.                                     5,000           45,233
  Engineering & Construction
Shiseido Co., Ltd.                                6,000           70,089
  Cosmetics
Sony Music Entertainment Japan                    1,000           38,558
  Entertainment & Leisure
Sumitomo Bank Inte                            9,000,000           86,656
  Banks
Sumitomo Electric Industries                      4,000           52,699
  Electrical Equipment
Sumitomo Marine & Fire                            8,000           57,336
  Insurance
Sumitomo Realty and Development Co., Ltd.         9,000           65,452
  Real Estate
Sumitomo Rubber Industries                        5,000           35,396
  Auto & Related
Taisho Pharmaceutical Co.                         3,000           59,549
  Drugs, Hospital Supplies &
Medical Services


15



PORTFOLIO OF INVESTMENTS (CONTINUED)
ALLIANCE GROWTH INVESTORS FUND
_______________________________________________________________________________

COMPANY                                          SHARES          VALUE
-------------------------------------------------------------------------
Takeda Chemical Industries                        3,000      $    51,381
  Drugs
TDK Corp.                                         6,000          352,027
  Semi-Conductor Components
Toagosei Co., Ltd.                                3,000           12,858
  Chemicals
Tokai Bank                                        7,000           81,156
  Banks
Tokyo Electric Power Co.                          3,000           68,772
  Utility / Electric
Tokyo Gas Co., Ltd.                              32,000           99,776
  Gas & Pipeline Utilities
Tokyo Steel Mfg.                                  8,000          123,666
  Mining & Metals
Toyo Kanetsu                                      5,000           20,377
  Machinery
Toyota Motor Corp.                               10,000          236,265
  Auto & Trucks
UBE Industries, Ltd.                              6,000           19,393
  Mining & Metals
Ushio, Inc.                                       5,000           52,259
  Capital Goods-Miscellaneous
Yakult Honsha Co.                                 4,000           49,888
  Food
Yamanouchi Pharmaceutical Co., Ltd.               5,000          101,445
  Drugs, Hospital Supplies & Medical Services
Yamatake-Honeywell                                3,000           50,327
  Auto & Related
Yamazaki Baking Co., Ltd.                         3,000           47,692
  Food
                                                               6,061,062
                                                             -----------

KOREA-0.0%
Korea Electric Power Corp. (ADR)                  2,000           36,000
  Utility / Electric

MALAYSIA-0.2%
AMMB Holdings Berhad                              8,000           54,146
  Financial Services
Malakoff Berhad                                   7,000           31,585
  Electric & Gas Utility
Malayan Bank Berhad                               4,000           39,581
  Banks
Petronas Gas Berhad*                              8,000           32,614
  Gas Utility
Resorts World Berhad                             12,000           68,870
  Entertainment & Leisure
                                                                 226,796
                                                             -----------

NETHERLANDS-0.6%
AKZO Nobel N.V.                                   1,270          160,032
  Chemicals
CSM N.V.                                            400           21,100
  Household Products
Fortis Amev N.V.                                  5,260          157,177
  Insurance
Internationale Nederlanden Groep N.V.             5,210          162,438
  Banks
Opg Apoth Cooperative                               830           21,524
  Drugs
Vendex International N.V.                         2,300           92,857
  Retail-General
                                                                 615,128
                                                             -----------

NEW ZEALAND-0.1%
Fletcher Challenge, Ltd.                         12,000           20,035
  Diversified
Lion Nathan, Ltd.                                14,000           36,152
  Food & Beverages
Telecom Corp. of New Zealand, Ltd.               13,000           67,598
  Utility / Telephone
                                                                 123,785
                                                             -----------

NORWAY-0.3%
Bergesen D.Y. AS Cl.A                             3,400           74,332
  Transportation-Shipping
First Olsen Tanker *                             12,000           94,032
  Transportation-Trucking
Orkla ASA                                           750           47,956
  Diversified
Schibsted ASA                                     2,850           43,549
  Printing & Publishing


16



ALLIANCE GROWTH INVESTORS FUND
_______________________________________________________________________________

COMPANY                                          SHARES          VALUE
-------------------------------------------------------------------------
Unitor ASA                                          830      $     9,106
  Diversified
                                                                 268,975
                                                             -----------

PHILIPPINES-0.0%
Manila Electric Co.                               3,900           28,641
  Utility / Electric
Philippine Commercial International Bank          1,000           12,938
  Banks
                                                                  41,579
                                                             -----------

SINGAPORE-0.2%
Overseas-Chinese Banking Corp. Ltd.               4,600           52,581
  Banks
Overseas Union Banking Corp., Ltd.                7,400           50,436
  Banks
Singapore Airlines, Ltd.                          1,000            8,804
  Airlines
Singapore Press Holdings, Ltd.                    4,000           66,454
  Printing & Publishing
                                                                 178,275
                                                             -----------

SOUTH KOREA-0.1%
Korea Mobile Telecom Corp. (ADR)*                 6,000           75,000
  Utility / Telephone

SPAIN-0.2%
Autopistas Cesa                                   3,480           39,956
  Utilities
Repsol, S.A.                                      1,980           64,632
  Energy
Tabacalera, S.A. Series A                         1,620           59,292
  Tobacco
Viscofan Envolturas Celulosi 1,150                                16,404
  Food
                                                                 180,284
                                                             -----------

SWEDEN-0.3%
AB Astra Series A                                 2,500          114,817
  Drugs, Hospital Supplies & Medical Services
Electrolux AB Series B                              750           41,744
  Appliances
Sparbanken Sverige AB                             1,850           29,259
  Banks
Stora Kopparbergs Series B                        6,570           84,427
  Paper & Forest Products
                                                                 270,247
                                                             -----------

SWITZERLAND-0.7%
Adia S.A.                                           150           42,128
  Business Services
Baloise Holdings, Ltd.                               51          106,519
  Insurance
Ciba-Geigy A.G.                                     270          332,587
  Chemicals
Nestle, S.A.                                        158          171,625
  Food
Schindler Holdings A.G.                              42           42,798
  Machinery
                                                                 695,657
                                                             -----------

THAILAND-0.1%
Bangkok Bank Public Co. Ltd.                      2,000           21,338
  Banks
Thai Farmers Bank Co. *                           6,250           46,136
  Banks
                                                                  67,474
                                                             -----------

UNITED KINGDOM-3.4%
Anglian Water Plc                                 9,600           85,000
  Utilities
B.A.T. Industries Plc                            10,900           75,576
  Tobacco
BAA Plc                                          11,900           95,874
  Airlines
Barclays Plc                                     11,380          178,646
  Banks
Bass Plc                                          6,400           82,083
  Beverages
British Aerospace                                 5,040           95,730
  Aerospace
British Petroleum Co. Plc                        16,100          173,015
  Oil & Gas Services


17



PORTFOLIO OF INVESTMENTS (CONTINUED)
ALLIANCE GROWTH INVESTORS FUND
_______________________________________________________________________________

COMPANY                                          SHARES          VALUE
-------------------------------------------------------------------------
British Sky Broadcast                             9,800      $    92,035
  Telecommunications Equipment
British Telecommunications Plc                   18,500          107,043
  Telecommunications Equipment
BTR Plc                                          34,000          142,497
  Conglomerates
Cadbury Schweppes Plc                            11,000           91,667
  Food
Compass Group                                     4,100           40,773
  Professional Services
General Electric Co. Plc                         15,500           95,866
  Electrical Equipment
Glaxo Holdings                                    7,100          111,515
  Drugs, Hospital Supplies & Medical Services
Grand Metropolitan Plc                           11,700           88,264
  Food
Hanson Plc                                       32,800           42,975
  Conglomerates
Hepworth Plc                                     12,500           60,628
  Building Materials
Holliday Chemical Holdings Plc                   15,535           30,231
  Chemicals
Ladbroke Group Plc                               26,800           87,022
  Hotels & Restaurants
National Grid Group Plc                          31,700           92,871
  Utility / Electric
National Westminster                              8,100           92,483
  Banks
Pearson Plc                                       5,900           72,790
  Conglomerates
Rank Group Plc                                   16,200          107,710
  Entertainment & Leisure
Reed International                                5,730          106,691
  Printing & Publishing
Refuge Group Plc                                  8,100           58,271
  Insurance


                                              SHARES OR
                                              PRINCIPAL
                                                AMOUNT
COMPANY                                          (000)           VALUE
-------------------------------------------------------------------------
Reuters Holdings Plc                              8,860      $   110,317
  Printing, Publishing & Broadcasting
Rugby Group Plc                                  28,900           47,273
  Building & Related
Sainsbury (J.) Plc                               16,500          100,230
  Retail-Food/Drug
Sears Plc                                        50,300           71,226
  Retail-General
Siebe Plc                                         5,750           90,218
  Conglomerates
Smith & Nephew Plc                                8,000           24,414
  Drugs, Hospital Supplies & Medical Services
Smithkline Beecham                                7,750           95,740
  Drugs (ADR)
Smithkline Beecham Plc                            1,500           93,938
  Drugs
Tate & Lyle Plc                                     158            1,229
  Food Processing
Tesco Plc                                        16,100           87,261
  Retail-Food/Drug
Ti Group Plc                                     12,500          115,662
  Conglomerates
Tomkins Plc                                      10,100           42,412
  Conglomerates
Vodafone Group Plc                               22,500           86,975
  Telecommunications Equipment
Wimpey (George) Plc                              40,200           81,133
  Home Builders
                                                               3,355,284
                                                             -----------

Total Foreign Investments
  (cost $17,259,615)                                          17,301,156
Total Common Stocks & Other Investments
  (cost $63,982,365)                                          68,904,130

LONG-TERM DEBT SECURITIES-21.4%
CREDIT SENSITIVE-5.3%
Auburn Hills Trust
  12.00%, 5/01/20                                $  250          377,060


18



ALLIANCE GROWTH INVESTORS FUND
_______________________________________________________________________________

                                              PRINCIPAL
                                                AMOUNT
                                                 (000)           VALUE
-------------------------------------------------------------------------
Calenergy, Inc.
  9.50%, 9/15/06                                 $  395      $   402,406
Ford Motor Credit Co.
  6.125%, 1/09/06                                   650          612,027
Prudential Insurance Co. of America
  8.10%, 7/15/15 (a)                                700          717,920
Quebec Province Canada
  7.50%, 7/15/23 (b)                                850          846,990
Reliance Industries, Ltd.
  10.50%, 8/06/46                                   650          674,011
Republic of Poland PDI
  3.75%, 10/27/14                                   925          763,125
Time Warner Entertainment Co.
  9.15%, 2/01/23                                    675          734,333
                                                               5,127,872
                                                             -----------

MORTGAGE BACKED SECURITIES-4.8%
Federal National Mortgage Association
  6.50%, 1/01/11                                    102          100,422
  6.50%, 5/01/11                                  1,960        1,927,741
  7.00%, 5/01/26                                  1,077        1,056,168
  8.50%, 12/01/25                                   958          991,357
Government National Mortgage Association
  7.50%, 1/15/26                                    657          658,919
                                                               4,734,607
                                                             -----------

U.S. GOVERNMENT & AGENCY SECURITIES-11.3%
Federal Home Loan Bank
  7.00%, 9/01/11                                 $1,028        1,029,993
U.S. Treasury Notes
  5.75%, 8/15/03                                  2,900        2,824,339
  6.375%, 5/15/99                                 3,200        3,238,496
  6.50%, 8/15/05                                  1,585        1,601,595
  7.25%, 2/15/98                                  2,250        2,293,582
                                                              10,988,005
                                                             -----------

Total Long-Term Debt Securities
  (cost $20,582,083)                                          20,850,484

SHORT-TERM DEBT SECURITIES-7.0%
Federal Home Loan Mortgage Association
  5.16%, 11/05/96                                 2,800        2,798,395
Student Loan Marketing Association
  5.53%, 11/01/96                                 4,000        4,000,000
Total Short-Term Debt Securities
  (amortized cost $6,798,395)                                  6,798,395

TOTAL INVESTMENTS-99.1%
  (cost $91,362,843)                                          96,553,009
Other assets less liabilities-0.9%                               867,047

NET ASSETS-100%                                              $97,420,056


*    Non-income producing security.

(a) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 1996, these securities amounted to $850,970 or 0.9% of net assets.

(b)  Country of origin--Canada.

     Glossary:
     ADR - American Depository Receipt
     ADS - American Depository Security
     GDR - Global Depository Receipt
     PDI - Past Due Interest

     See notes to financial statements.


19



PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1996 (UNAUDITED)
ALLIANCE CONSERVATIVE INVESTORS FUND
_______________________________________________________________________________

COMPANY                                          SHARES          VALUE
-------------------------------------------------------------------------
COMMON STOCKS & OTHER INVESTMENTS-31.9%
UNITED STATES INVESTMENTS-24.5%
CONSUMER NONCYCLICALS-6.8%
APPAREL & TEXTILE-0.4%
Reebok International, Ltd.                        5,484      $   196,053

BEVERAGES-0.7%
PepsiCo, Inc.                                    11,100          328,837
BIOTECHNOLOGY-1.1%
Amgen, Inc. *                                     3,000          183,937
Biogen, Inc. *                                    1,900          141,550
Centocor, Inc. *                                  4,840          142,175
Steris Corp. *                                    1,920           72,480
                                                             ------------
                                                                 540,142

BROADCASTING-0.4%
Cablevision Systems Corp. Cl.A *                  2,000           62,250
TCI Group Series A *                              6,600           82,087
Viacom, Inc. Cl.B*                                2,062           67,273
                                                             ------------
                                                                 211,610

COSMETICS-0.3%
Gillette Co.                                      1,990          148,753

DRUGS, HOSPITAL SUPPLIES & MEDICAL SERVICES-1.7%
Columbia/HCA Healthcare Corp.                     5,625          201,094
Medtronic, Inc.                                   2,000          128,750
Merck & Co., Inc.                                 3,000          222,375
Oxford Health Plans, Inc. *                       2,500          113,750
Pfizer, Inc.                                      2,200          182,050
                                                             ------------
                                                                 848,019

ENTERTAINMENT & LEISURE-0.4%
Walt Disney Co.                                   2,833          186,624

FOOD PROCESSING-0.5%
Campbell Soup Co.                                 1,465          117,200
Nabisco Holdings Corp. Cl.A                       3,410          127,023
                                                             ------------
                                                                 244,223

HOUSEHOLD PRODUCTS-0.3%
Colgate-Palmolive Co.                             1,610          148,120

PRINTING & PUBLISHING-0.2%
New York Times Co.                                2,800          101,150

TOBACCO-0.8%
Loews Corp.                                       1,000           82,625
Philip Morris Cos., Inc.                          3,650          338,081
                                                             ------------
                                                                 420,706
                                                             ------------
                                                               3,374,237

TECHNOLOGY-5.3%
AEROSPACE & DEFENSE-0.2%
Boeing Co.                                          500           47,687
United Technologies Corp.                           400           51,500
                                                             ------------
                                                                  99,187

COMMUNICATIONS EQUIPMENT-0.2%
DSC Communications Corp. *                        1,250           17,344
Scientific-Atlanta, Inc.                          6,250           90,625
                                                             ------------
                                                                 107,969

COMPUTER HARDWARE-0.5%
Ceridian Corp. *                                  2,000           99,250
COMPAQ Computer Corp. *                           1,650          114,881
Storage Technology Corp. *                          800           34,100
                                                             ------------
                                                                 248,231

COMPUTER NETWORKING SOFTWARE-0.7%
3Com Corp. *                                      4,900          331,362
Bay Networks, Inc. *                                250            5,063
                                                             ------------
                                                                 336,425

COMPUTER PERIPHERALS-0.1%
Seagate Technology, Inc. *                          800           53,400


20



ALLIANCE CONSERVATIVE INVESTORS FUND
_______________________________________________________________________________

COMPANY                                          SHARES          VALUE
-------------------------------------------------------------------------
COMPUTER SERVICES-0.5%
Electronic Data Systems Corp. New                 3,450      $   155,250
First Data Corp.                                  1,400          111,650
                                                             ------------
                                                                 266,900

COMPUTER SOFTWARE-1.7%
Cisco Systems, Inc. *                             4,900          303,188
Informix Corp. *                                  7,200          159,750
Learning Company, Inc. *                            400            8,125
Microsoft Corp. *                                   700           96,075
Oracle Systems Corp. *                            5,450          230,603
Sterling Software, Inc. *                           650           21,125
                                                             ------------
                                                                 818,866

ELECTRICAL EQUIPMENT-0.6%
General Electric Co.                              2,800          270,900

SEMI-CONDUCTORS & RELATED-0.7%
Altera Corp. *                                    2,900          179,800
Intel Corp.                                       1,600          175,800
                                                             ------------
                                                                 355,600

TELECOMMUNICATIONS-0.1%
MFS Communications, Inc. *                          800           40,100
WorldCom, Inc. *                                  1,200           29,250
                                                             ------------
                                                                  69,350
                                                             ------------
                                                               2,626,828

CREDIT SENSITIVE-3.2%
BANKS-0.7%
First Chicago NBD Corp.                           2,000          102,000
First Union Corp.                                 3,500          254,625
                                                             ------------
                                                                 356,625

BROKERAGE & MONEY MANAGEMENT-0.3%
Merrill Lynch & Co., Inc.                         2,100          147,525
FINANCIAL SERVICES-0.7%
American Express Co.                              1,500           70,500
Associates First Capital Corp.                      800           34,700
Dean Witter, Discover & Co.                       4,300          253,163
                                                             ------------
                                                                 358,363

INSURANCE-1.0%
General Reinsurance Corp.                           570           83,932
MGIC Investment Corp.                             1,000           68,625
TIG Holdings, Inc.                                2,500           72,188
Travelers Group, Inc.                             5,180          281,015
                                                             ------------
                                                                 505,760

MISCELLANEOUS-0.5%
MBNA Corp.                                        6,200          234,050
                                                             ------------
                                                               1,602,323

ENERGY-3.1%
OIL & GAS SERVICES-2.9%
Apache Corp.                                      3,500          124,250
Baker Hughes, Inc.                                5,000          178,125
BJ Services Co. *                                 3,900          175,013
Exxon Corp.                                       2,500          221,562
Louisiana Land & Exploration Co.                  1,800          102,375
Mobil Corp.                                         700           81,725
Nabors Industries, Inc. *                         5,100           84,788
Noble Drilling Corp. *                            2,200           40,975
Schlumberger, Ltd.                                2,100          208,162
Transocean Offshore, Inc.                         2,600          164,450
Union Pacific Resources Group, Inc.               1,609           44,248
                                                             ------------
                                                               1,425,673

UTILITY / ELECTRIC-0.2%
FPL Group, Inc.                                   2,200          101,200
                                                             ------------
                                                               1,526,873

CONSUMER CYCLICALS-2.5%
AIRLINES-0.2%
Delta Airlines, Inc                                 500           35,438
Northwest Airlines Corp. Cl.A *                   2,100           69,562
                                                             ------------
                                                                 105,000

RAILROAD TRANSPORTATION-0.4%
Burlington Northern Santa Fe                      1,300          107,087
Union Pacific Corp.                               1,900          106,638
                                                             ------------
                                                                 213,725


21



PORTFOLIO OF INVESTMENTS (CONTINUED)
ALLIANCE CONSERVATIVE INVESTORS FUND
_______________________________________________________________________________

COMPANY                                          SHARES          VALUE
-------------------------------------------------------------------------
RESTAURANTS & LODGING-0.4%
Host Marriott Corp. *                             3,600      $    55,350
ITT Corp. *                                       1,560           65,520
La Quinta Inns, Inc.                              4,950           99,000
                                                             ------------
                                                                 219,870

RETAIL-FOOD/DRUG-0.2%
Revco D.S. Inc. *                                 3,000           90,375

RETAIL-GENERAL-0.2%
Federated Department Stores, Inc. *               1,000           33,000
Fingerhut Cos., Inc.                              3,000           44,625
                                                             ------------
                                                                  77,625

RETAIL-GENERAL MERCHANDISE-0.7%
AutoZone, Inc. *                                 12,650          324,156

RETAIL-TOYS-0.1%
Hasbro, Inc.                                      1,000           38,875

TRANSPORTATION & SHIPPING-0.1%
Xtra Corp.                                        1,800           74,700

MISCELLANEOUS-0.2%
First Brands Corp.                                3,000           85,125
                                                             ------------
                                                               1,229,451

BASIC INDUSTRIES-1.6%
CONTAINERS-0.2%
Crown Cork & Seal Co., Inc.                       2,000           96,000

ENVIRONMENTAL CONTROL-0.7%
USA Waste Services, Inc. *                        6,100          195,200
WMX Technologies, Inc.                            4,100          140,938
                                                             ------------
                                                                 336,138

MACHINERY-0.5%
Allied-Signal, Inc.                               3,400          222,700
Coltec Industries, Inc. *                         2,500           43,125
                                                             ------------
                                                                 265,825

MINING & METALS-0.2%
Reynolds Metals Co.                               1,900          106,875
                                                             ------------
                                                                 804,838

BASIC MATERIALS-1.1%
BUILDING & RELATED-0.1%
American Standard Cos., Inc *                     1,350           50,794

CHEMICALS-0.7%
Cytec Industries, Inc. *                            500           17,875
Freeport McMoran, Inc.                            2,000           63,750
Hercules, Inc.                                      800           38,100
Monsanto Co.                                      3,000          118,875
Olin Corp.                                        2,600          110,500
                                                             ------------
                                                                 349,100

ENGINEERING & CONSTRUCTION-0.2%
Martin Marietta Materials, Inc.                   4,200           99,750

PAPER & FOREST PRODUCTS-0.1%
Louisiana-Pacific Corp.                           1,500           31,312
                                                             ------------
                                                                 530,956

CONSUMER MANUFACTURING-0.9%
APPLIANCES-0.6%
Black & Decker Corp.                              2,300           85,962
Sunbeam Corp., Inc.                               8,800          216,700
                                                             ------------
                                                                 302,662

MISCELLANEOUS-0.3%
U.S. Industries, Inc. *                           5,000          135,000
                                                             ------------
                                                                 437,662

Total United States Investments
  (cost $10,962,622)                                          12,133,168

FOREIGN INVESTMENTS-7.4%
AUSTRALIA-0.0%
Woolworth, Ltd.                                   8,000           18,453
  Retail-General

CANADA-0.2%
Canadian Pacific, Ltd.                            4,000          101,000
  Railroads

FINLAND-0.0%
Orion-Yhtmae OY Cl.B                                500           16,924
  Drugs


22



ALLIANCE CONSERVATIVE INVESTORS FUND
-------------------------------------------------------------------------------

COMPANY                                          SHARES          VALUE
-------------------------------------------------------------------------
FRANCE-0.6%
Bouygues                                             20      $     1,960
  Home Builders
Cie de Suez                                         500           21,526
  Banks
Generale des Eaux                                   917          109,591
  Diversified
Societe Television Francaise                        900           74,484
  Printing, Publishing & Broadcasting
Total, S.A. Cl.B                                  1,000           80,958
  Energy
                                                                 288,519
                                                             -----------

GERMANY-0.8%
Bayer A.G.                                        3,000          113,352
  Chemicals
Deutsche Bank A.G.                                2,100           97,262
  Banks
Deutsche Lufthansa A.G. *                         1,000           13,075
  Airlines
Fresenius Medical Care A.G. *                       500           44,605
  Drugs, Hospital Supplies & Medical Services
Hornbach Holding A.G. pfd.                          600           37,639
  Retail-General Merchandise
Veba A.G.                                         1,600           85,335
  Utility / Electric
                                                                 391,268
                                                             -----------

HONG KONG-0.2%
Asia Satellite Telephone *                        3,000            7,954
  Utility / Telephone
Dao Heng Bank Group, Ltd. 7,000                                   30,780
  Banks
Hong Kong & China Gas Co., Ltd. warrants,
  expiring 9/30/97                                1,500              553
  Electric & Gas Utility
Swire Pacific, Ltd., Cl.A                         5,000           44,134
  Diversified
                                                                  83,421
                                                             -----------

INDIA-0.0%
Bajaj Auto, Ltd. (GDR) (a)                          500           15,750
  Auto & Trucks

INDONESIA-0.1%
HM Sampoerna                                      2,000           18,589
  Tobacco
Indonesian Satellite Corp. (ADR)                    800           24,100
  Computer Peripherals
Ramayana Lestari *                                1,500            2,544
  Retail-General Merchandise
                                                                  45,233
                                                             -----------

ITALY-0.1%
Istituto Nazionale delle Assicurazioni           12,000           16,572
  Insurance
Magneti Marelli                                   8,700            8,431
  Capital Goods-Miscellaneous
                                                                  25,003
                                                             -----------

JAPAN-2.7%
Bank of Tokyo, Ltd.                               2,000           40,754
  Banks
Canon, Inc.                                       6,000          114,883
  Office Equipment
Ezaki Glico Co.                                   3,000           27,930
  Food & Beverages
Fuji Bank Ltd.                                    2,000           36,011
  Banks
Fuji Photo Film Co.                               3,000           86,162
  Photo & Optical
Hitachi Ltd.                                      8,000           70,967
  Electrical Equipment
Honda Motor Co.                                   3,000           71,670
  Auto & Related
Ito-Yokado Co., Ltd.                              2,000           99,776
  Retail-General Merchandise
Kirin Brewery Co., Ltd.                           8,000           82,210
  Beverages
Kokuyo                                            1,000           24,768
  Miscellaneous


23



PORTFOLIO OF INVESTMENTS (CONTINUED)
ALLIANCE CONSERVATIVE INVESTORS FUND
_______________________________________________________________________________

COMPANY                                          SHARES          VALUE
-------------------------------------------------------------------------
Matsushita Electric Industrial Co., Ltd.          4,000       $   63,941
  Appliances
Matsushita Electric Works                         2,000           19,323
  Building & Related
National House Industrial Co.                     1,000           14,404
  Building & Construction
Nippon Express Co., Ltd.                          2,000           16,249
  Trucking
Nomura Securities Co., Ltd.                       5,000           82,561
  Investment Companies
Sakura Bank                                       5,000           47,429
  Banks
Seven-Eleven Japan Co., Ltd.                      1,000           58,144
  Retail-General Merchandise
Sharp Corp.                                       2,000           30,389
  Appliances
Shimano, Inc.                                     2,000           35,659
  Miscellaneous
Shiseido Co., Ltd.                                2,000           23,363
  Cosmetics
Sumitomo Electric Industries                      2,000           26,349
  Electrical Equipment
Taisho Pharmaceutical Co.                         2,000           39,700
  Drugs, Hospital Supplies & Medical Services
Tokyo Electric Power Co.                          3,000           68,772
  Utility / Electric
Tokyo Marine and Fire Insurance Co., Ltd.         9,000           98,810
  Insurance
Toyota Motor Corp.                                3,000           70,880
  Auto & Trucks
                                                               1,351,104
                                                             -----------

MALAYSIA-0.2%
Berjaya Sports Toto Berhad                        7,000           26,321
  Entertainment & Leisure
Resorts World Berhad                              9,000           51,652
  Entertainment & Leisure
                                                                  77,973
                                                             -----------

NETHERLANDS-0.4%
AKZO Nobel N.V.                                     600           75,605
  Chemicals
Internationale Nederlanden Groep N.V.             3,575          111,462
  Banking
                                                                 187,067
                                                             -----------

NEW ZEALAND-0.1%
Telecom Corp. of New Zealand, Ltd.                8,000           41,599
  Utility / Telephone

SINGAPORE-0.1%
Overseas-Chinese Banking Corp., Ltd.              2,200           25,147
  Banks

SOUTH KOREA-0.1%
Korea Mobile Telecom Corp. *                      4,500           56,250
  Utility / Telephone

SPAIN-0.0%
Uralita, S.A.                                     2,000           15,675
  Building & Related

SWEDEN-0.0%
Sparbanken Sverige AB                             1,200           18,979
  Banks

SWITZERLAND-0.6%
Ciba-Geigy A.G.                                      50           61,590
  Chemicals
Nestle, S.A.                                        100          108,624
  Food
Sandoz A.G.                                          75           86,689
  Drugs


24



ALLIANCE CONSERVATIVE INVESTORS FUND
_______________________________________________________________________________

COMPANY                                          SHARES          VALUE
-------------------------------------------------------------------------
Zurich Versicherungsgesellschaft                     60      $    16,424
  Insurance
                                                                 273,327
                                                             -----------

THAILAND-0.0%
Bangkok Bank Public Co., Ltd.                     2,000           21,337
  Banks

UNITED KINGDOM-1.2%
B.A.T Industries Plc                             10,000           69,336
  Tobacco
British Telecommunications Plc                   12,000           69,434
  Telecommunications Equipment
BTR Plc                                          18,000           75,440
  Conglomerates
Cadbury Schweppes Plc                             6,000           50,000
  Food & Beverages
General Accident                                  3,500           41,642
  Insurance
Grand Metropolitan Plc                           11,000           82,983
  Food
Refuge Group Plc                                  2,800           20,143
  Insurance
Reuters Holdings Plc                              3,700           46,069
  Printing, Publishing & Broadcasting
Sears Plc                                        25,000           35,400
  Retail-General Merchandise
Smithkline Beecham                                4,152           51,292
  Drugs
Tesco Plc                                         8,000           43,359
  Retail-Food/Drug
Unichem                                           4,500           18,311
  Medical Products
                                                                 603,409
                                                             -----------

Total Foreign Investments
  (cost $3,645,079)                                            3,657,438
Total Common Stocks & Other Investments
  (cost $14,607,701)                                          15,790,606


                                              PRINCIPAL
                                                AMOUNT
                                                 (000)           VALUE
-------------------------------------------------------------------------
LONG-TERM DEBT SECURITIES-57.3%
CREDIT SENSITIVE-17.1%
Auburn Hills Trust
  12.00%, 5/01/20                                $  700      $ 1,055,768
John Hancock Mutual Life Insurance Co.
  7.375%, 2/15/24 (a)                             1,050        1,021,744
Morgan Stanley Group, Inc.
  6.50%, 3/30/01                                  1,000          999,350
Premier Auto Trust
  7.15%, 2/04/99                                  1,500        1,515,000
Prudential Insurance Co. of America
  8.10%, 7/15/15 (a)                                600          615,360
Quebec Province Canada
  7.13%, 2/09/24 (b)                              1,300        1,240,785
St. George Bank, Ltd.
  7.15%, 10/15/05 (a)                             1,000        1,000,300
Time Warner Entertainment Co.
  9.15%, 2/01/23                                    915          995,429
                                                               8,443,736
                                                             -----------

MORTGAGE BACKED SECURITIES-15.7%
Federal National Mortgage Assn.
  6.50%, 6/01/11                                  3,971        3,904,943
  7.00%, 5/01/26                                  1,615        1,584,252
  8.50%, 12/01/25                                   958          991,357
Government National Mortgage Assn.
  7.50%, 1/15/26                                  1,289        1,293,435
                                                               7,773,987


25



PORTFOLIO OF INVESTMENTS (CONTINUED)
ALLIANCE CONSERVATIVE INVESTORS FUND
_______________________________________________________________________________

                                              PRINCIPAL
                                                AMOUNT
                                                 (000)           VALUE
-------------------------------------------------------------------------
U.S. GOVERNMENT & AGENCY SECURITIES-24.5%
Federal Home Loan Bank
  7.00%, 9/01/11                                 $1,616      $ 1,618,561
U.S. Treasury Notes
  5.75%, 8/15/03                                  2,750        2,678,252
  6.375%, 5/15/99                                 3,950        3,997,518
  6.50%, 8/15/05                                  2,240        2,263,453
  7.75%, 12/31/99                                 1,475        1,550,358
                                                              12,108,142
                                                             -----------

Total Long-Term Debt Securities
  (cost $27,842,667)                                          28,325,865

SHORT-TERM DEBT SECURITIES-9.5%
Federal Home Loan Mortgage Corp.
  5.16%, 11/05/96                                 2,000        1,998,853
Student Loan Marketing Assn.
  5.53%, 11/01/96                                 2,700        2,700,000
Total Short-Term Debt Securities
  (amortized cost $4,698,853)                                  4,698,853

TOTAL INVESTMENTS-98.7%
  (cost $47,149,221)                                          48,815,324
Other assets less liabilities-1.3%                               626,150

NET ASSETS-100%                                              $49,441,474


*    Non-income producing security.

(a) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 1996, these securities amounted to $2,653,154 or 5.4% of net assets.

(b)  Country of origin--Canada.

     Glossary:
     ADR - American Depository Receipt
     GDR - Global Depository Receipt

     See notes to financial statements.


26



STATEMENTS OF ASSETS AND LIABILITIES
OCTOBER 31, 1996 (UNAUDITED)
ALLIANCE GROWTH INVESTORS AND CONSERVATIVE INVESTORS FUNDS
_______________________________________________________________________________

                                                          GROWTH   CONSERVATIVE
                                                        INVESTORS    INVESTORS
                                                           FUND         FUND
                                                       -----------  -----------
ASSETS
  Investments in securities, at value
    (cost $91,362,843 and $47,149,221, respectively)   $96,553,009  $48,815,324
  Cash, at value (cost $92,370, and $95,387,
    respectively)                                           92,368       95,526
  Receivable for investment securities and foreign
    currency sold                                        1,048,182      303,091
  Interest and dividends receivable                        384,731      423,678
  Receivable for shares of beneficial interest sold         71,345      102,023
  Deferred organization expenses                             3,000        3,000
  Total assets                                          98,152,635   49,742,642

LIABILITIES
  Payable for investment securities and foreign
    currency purchased                                     533,290      149,265
  Distribution fee payable                                  65,068       32,184
  Advisory fee payable                                      36,872        7,774
  Payable for shares of beneficial interest redeemed         5,640        3,018
  Accrued expenses                                          91,709      108,927
  Total liabilities                                        732,579      301,168

NET ASSETS                                             $97,420,056  $49,441,474

COMPOSITION OF NET ASSETS
  Shares of beneficial interest, at par                $        67  $        43
  Additional paid-in capital                            80,254,196   46,118,596
  Undistributed net investment income                    1,078,164      649,979
  Accumulated net realized gain on investments and
    foreign currency transactions                       10,901,384    1,009,132
  Net unrealized appreciation of investments and
    foreign currency denominated assets and
    liabilities                                          5,186,245    1,663,724
                                                       $97,420,056  $49,441,474

CALCULATION OF MAXIMUM OFFERING PRICE
  CLASS A SHARES
  Net asset value and redemption price per share
    ($30,087,165 / 2,078,636 and $13,319,897/
    1,157,667 shares of beneficial interest issued
    and outstanding, respectively)                          $14.47       $11.51
  Sales charge--4.25% of public offering price                 .64          .51
  Maximum offering price                                    $15.11       $12.02

  CLASS B SHARES
  Net asset value and offering price per share
    ($61,346,368 / 4,253,763 and $31,018,666/
    2,656,633 shares of beneficial interest issued
    and outstanding, respectively)                          $14.42       $11.68

  CLASS C SHARES
  Net asset value and offering price per share
    ($5,986,523 / 414,726 and $5,102,911 / 436,852
    shares of beneficial interest issued and
    outstanding, respectively)                              $14.43       $11.68


See notes to financial statements.


27



STATEMENTS OF OPERATIONS
SIX MONTHS ENDED OCTOBER 31, 1996 (UNAUDITED)
ALLIANCE GROWTH INVESTORS AND CONSERVATIVE INVESTORS FUNDS
_______________________________________________________________________________

                                                          GROWTH   CONSERVATIVE
                                                        INVESTORS    INVESTORS
                                                           FUND         FUND
                                                       -----------  -----------
INVESTMENT INCOME
  Interest                                             $  846,385   $1,161,337
  Dividends (net of foreign tax withheld of
    $34,308 and $8,901, respectively)                     481,490      124,182
  Total income                                          1,327,875    1,285,519

EXPENSES
  Advisory fee                                            362,094      188,117
  Distribution fee - Class A                               45,575       20,327
  Distribution fee - Class B                              301,544      156,520
  Distribution fee - Class C                               29,329       26,545
  Custodian                                                97,848       62,526
  Transfer agency                                          84,984       45,886
  Audit and legal                                          47,572       34,096
  Registration                                             26,276       25,114
  Printing                                                 21,907       11,247
  Trustees' fees                                           14,953       14,516
  Amortization of organization expenses                     5,520        5,520
  Miscellaneous                                             5,553       10,816
  Total expenses                                        1,043,155      601,230
  Less: expenses waived and assumed by adviser
    (See Note B)                                         (135,635)    (121,933)
  Net expenses                                            907,520      479,297
  Net investment income                                   420,355      806,222

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY
  Net realized gain on investment transactions          3,186,678       28,402
  Net realized gain (loss) on foreign currency
    transactions                                           (2,549)         471
  Net change in unrealized appreciation of
    investments                                        (1,163,461)   1,237,239
  Net change in unrealized appreciation
    (depreciation) of foreign currency denominated
    assets and liabilities                                 (3,674)         350
  Net gain on investments and foreign currency
    transactions                                        2,016,994    1,266,462

NET INCREASE IN NET ASSETS FROM OPERATIONS             $2,437,349   $2,072,684


See notes to financial statements.


28



STATEMENTS OF CHANGES IN NET ASSETS
ALLIANCE GROWTH INVESTORS AND CONSERVATIVE INVESTORS FUNDS
_______________________________________________________________________________

                                             GROWTH INVESTORS FUND       CONSERVATIVE INVESTORS FUND
                                         ------------------------------ -----------------------------
                                         SIX MONTHS ENDED               SIX MONTHS ENDED
                                            OCT. 31,1996    YEAR ENDED    OCT. 31,1996    YEAR ENDED
                                            (UNAUDITED)   APRIL 30,1996   (UNAUDITED)   APRIL 30,1996
                                          --------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS
  Net investment income                     $   420,355    $ 1,154,487    $   806,222    $ 2,033,580
  Net realized gain on investments
    and foreign currency transactions         3,184,129     13,079,485         28,873      4,671,618
  Net change in unrealized appreciation
    (depreciation) of investments and
    foreign currency denominated assets
    and liabilities                          (1,167,135)     2,657,978      1,237,589       (793,910)
  Net increase in net assets from
    operations                                2,437,349     16,891,950      2,072,684      5,911,288

DIVIDENDS AND DISTRIBUTIONS TO
SHAREHOLDERS FROM:
  Net investment income
    Class A                                          -0-      (510,038)      (169,223)      (740,336)
    Class B                                          -0-      (687,510)      (279,324)    (1,250,244)
    Class C                                          -0-       (64,858)       (47,475)      (194,637)
  Net realized gain on investments
    Class A                                          -0-    (1,147,583)            -0-            -0-
    Class B                                          -0-    (2,234,313)            -0-            -0-
    Class C                                          -0-      (210,790)            -0-            -0-

TRANSACTIONS IN SHARES OF BENEFICIAL
INTEREST
  Net increase (decrease)                    (1,518,959)    14,701,805     (3,600,589)    (3,326,752)
  Total increase (decrease)                     918,390     26,738,663     (2,023,927)       399,319

NET ASSETS
  Beginning of year                          96,501,666     69,763,003     51,465,401     51,066,082
  End of period (including undistributed
    net investment income of $1,078,164,
    $657,809, $649,979 and $339,779,
    respectively)                           $97,420,056    $96,501,666    $49,441,474    $51,465,401


See notes to financial statements.


29



NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1996 (UNAUDITED)
ALLIANCE GROWTH INVESTORS AND CONSERVATIVE INVESTORS FUNDS
_______________________________________________________________________________

NOTE A: SIGNIFICANT ACCOUNTING POLICIES
Alliance Growth Investors Fund and Conservative Investors Fund (the "Funds"), two series of The Alliance Portfolios (the "Trust"), are registered under the Investment Company Act of 1940, as diversified, open-end investment companies. The Funds offer Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge of up to 4.25%. Class B shares are sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Shares purchased before August 2, 1993 and redeemed within six years of purchase are subject to different rates than shares purchased after that date. Class B shares purchased on or after August 2, 1993 and held for a period ending eight years after the end of the calendar month of purchase will convert to Class A shares. Class C shares purchased on or after July 1, 1996 are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase.

All three classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The following is a summary of significant accounting policies followed by the Funds.

1. SECURITY VALUATION
Portfolio securities traded on national securities exchanges are valued at the last sales price or, if no sale occurred, at the mean of the bid and asked price at the regular close of such exchange. Securities traded on the over-the-counter market are valued at the mean of the closing bid and asked price. Securities for which current market quotations are not readily available (including investments which are subject to limitations as to their sale) are valued at their fair value as determined in good faith by the Board of Trustees. The Board of Trustees has further determined that the value of certain portfolio debt securities, other than temporary investments in short-term securities, be determined by reference to valuations obtained from a pricing service. Restricted securities are valued at fair value as determined by the Board of Trustees. Securities which mature in 60 days or less are valued at amortized cost, which approximates market value. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic developments in a specific industry or region.

2. CURRENCY TRANSLATION
Assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the quoted bid and asked price of the respective currency against the U.S. dollar on the valuation date. Purchases and sales of portfolio securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at rates of exchange prevailing when earned or accrued.

Net realized gain (loss) on foreign currency transactions for Growth Investors and Conservative Investors Funds represents net foreign exchange gains and losses from holdings of foreign currencies, foreign currency contracts, currency gains or losses realized between the trade and settlement dates on security transactions, and the difference between the amounts of dividends and foreign taxes recorded on each of the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at fiscal year end exchange rates are reflected as a component of unrealized appreciation of investments and foreign currency denominated assets and liabilities.

3. ORGANIZATION EXPENSES
Organization expenses of approximately $50,000 for each Fund have been deferred and are being amortized on a straight-line basis through May, 1997.

4. TAXES
It is each Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if applicable, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

5. INVESTMENT INCOME AND INVESTMENT TRANSACTIONS
Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Fund accretes discounts and amortizes premiums as adjustments to interest income.


30



ALLIANCE GROWTH INVESTORS AND CONSERVATIVE INVESTORS FUNDS
_______________________________________________________________________________

6. DIVIDENDS AND DISTRIBUTIONS
Dividends and distributions to shareholders are recorded on the ex-dividend date.

7. INCOME AND EXPENSES
All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the shares of such Class, except that each Funds' Class B and Class C shares bear higher distribution and in the case of Class B higher transfer agent fees. Expenses attributable to a single Fund are charged to that Fund. Expenses of the Trust are charged to each Fund in proportion to net assets.

NOTE B: ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Under the terms of an investment advisory agreement, the Funds pay Alliance Capital Management L.P., the Investment Adviser an advisory fee at an annual rate of .75% of each Fund's average daily net assets. Such fee is accrued daily and paid monthly. The Investment Adviser has agreed, under the terms of the investment advisory agreement, to voluntarily waive its fees and bear certain expenses so that total expenses do not exceed on an annual basis 1.40%, 2.10% and 2.10% of average net assets, respectively, for the Class A, Class B and Class C shares of both funds. Prior to August 2, 1993, the annual rate for Class B shares was 2.15%. For the six months ended October 31, 1996, such reimbursement amounted to $135,635 and $121,933 for the Growth Investors and Conservative Investors Fund, respectively.

The Funds have a Services Agreement with Alliance Fund Services, Inc. (a wholly-owned subsidiary of the Adviser) to provide personnel and facilities to perform transfer agency services for the Funds. Compensation under this agreement amounted $63,796 and $28,877 for the Growth Investors and Conservative Investors Funds, respectively, for the six months ended October 31, 1996.

Alliance Fund Distributors, Inc. (a wholly-owned subsidiary of the Adviser) serves as the Distributor of each Fund's shares. The Distributor received front-end sales charges of $3,070 from the sale of Class A shares and $41,245 in contingent deferred sales charges imposed upon redemptions by shareholders of Class B shares for the six months ended October 31, 1996 for the Growth Investors Fund. The Distributor also received front-end sales charges of $1,968 from the sale of Class A shares and $35,921 in contingent deferred sales charges imposed upon redemptions by shareholders of Class B shares for the six months ended October 31, 1996 for the Conservative Investors Fund.

Brokerage commissions paid on securities transactions for the six months ended October 31, 1996 amounted to $181,518 and $28,747 for the Growth Investors and Conservative Investors Funds, respectively, none of which was paid to Donaldson, Lufkin & Jenrette Securities Corp. ("DLJ"), an affiliate of the Adviser.

Trustees' fees include amounts owed to two of the Trustees under a deferred compensation plan of $25,772 and $25,223 for the Growth Investors and Conservative Investors Funds, respectively.

NOTE C: DISTRIBUTION SERVICES AGREEMENT
The Funds have adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Funds pay a distribution fee to the Distributor at an annual rate of up to .50% of each Fund's average daily net assets attributable to Class A shares and 1% of the average daily net assets attributable to both Class B and Class C shares. The Trustees currently limit payments under the Class A plan to .30% of 1% of the Fund's aggregate average daily net assets attributable to Class A shares. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has incurred expenses in excess of the distribution costs reimbursed by the Growth Investors Fund in the amount of $2,279,555 and $237,281 for Class B and C shares, respectively. The Distributor has also incurred expenses in excess of the distribution costs reimbursed by the Conservative Investors Fund in the amount of $1,700,822 and $344,167, for Class B and Class C shares, respectively; such costs may be recovered from each Fund in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is no


31



NOTES TO FINANCIAL STATEMENTS (CONTINUED)
ALLIANCE GROWTH INVESTORS AND CONSERVATIVE INVESTORS FUNDS
_______________________________________________________________________________

provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of each Fund's shares.

NOTE D: INVESTMENT TRANSACTIONS
Purchases and sales of investment securities (excluding short-term investments and U.S. Government securities) for the Growth Investors Fund aggregated $46,377,645 and $47,659,773, respectively, for the six months ended October 31, 1996. There were purchases of $15,457,635 and sales of $13,371,056 of U.S. Government and government agency obligations for the six months ended October 31, 1996. At October 31, 1996, the cost of securities for federal income tax purposes for the Growth Investors Fund was $91,559,761. Accordingly gross unrealized appreciation of investments was $8,873,339 and gross unrealized depreciation of investments was $3,880,091 resulting in net unrealized appreciation of $4,993,248 excluding foreign currency.

Purchases and sales of investment securities (excluding short-term investments and U.S. Government securities) for the Conservative Investors Fund aggregated $16,111,025 and $15,131,146, respectively, for the six months ended October 31, 1996. There were purchases of $19,417,092 and sales of $25,481,663 of U.S. Government and government agency obligations for the six months ended October 31, 1996. At October 31, 1996, the cost of securities for federal income tax purposes for the Conservative Investors Fund was $47,166,002. Accordingly gross unrealized appreciation of investments was $2,225,570 and gross unrealized depreciation of investments was $576,248 resulting in net unrealized appreciation of $1,649,322 excluding foreign currency.

The Growth Investors and Conservative Investors Funds enter into forward exchange currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings. A forward exchange currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in net realized gain or loss from foreign currency transactions. Fluctuations in the value of forward exchange currency contracts are recorded for financial reporting purposes as unrealized gains or losses by the Fund. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. At October 31, 1996, there were no outstanding forward exchange currency contracts for Growth Investors and Conservative Investors Funds.


32



ALLIANCE GROWTH INVESTORS AND CONSERVATIVE INVESTORS FUNDS
_______________________________________________________________________________

NOTE E: SHARES OF BENEFICIAL INTEREST
There is an unlimited number of $0.00001 par value shares of beneficial interest authorized divided into three classes, designated Class A, Class B, and Class C shares for both Funds. Transactions in shares of beneficial interest were as follows:

                                ALLIANCE GROWTH INVESTORS FUND
                   ------------------------------------------------------------
                               SHARES                         AMOUNT
                   ----------------------------  ------------------------------
                   SIX MONTHS ENDED  YEAR ENDED  SIX MONTHS ENDED  YEAR ENDED
                     OCT. 31,1996     APRIL 30,   OCT. 31,1996      APRIL 30,
                      (UNAUDITED)       1996       (UNAUDITED)        1996
                     ------------  ------------  --------------  --------------
Shares sold              237,031       623,012     $ 3,310,125     $ 8,468,283
Shares issued in
  reinvestment of
  dividends and
  distributions               -0-      118,202              -0-      1,591,818
Shares converted
  from Class B            30,356            -0-        423,259              -0-
Shares redeemed         (363,023)     (404,354)     (5,079,513)     (5,500,086)
Net increase(decrease)   (95,636)      336,860     $(1,346,129)    $ 4,560,015

CLASS B
Shares sold              381,757     1,018,816     $ 5,336,709     $13,829,306
Shares issued in
  reinvestment of
  dividends and
  distributions               -0-      208,357              -0-      2,814,302
Shares converted
  to Class A             (30,432)           -0-       (423,259)             -0-
Shares redeemed         (358,664)     (550,350)     (5,012,648)     (7,476,785)
Net increase(decrease)    (7,339)      676,823     $   (99,198)    $ 9,166,823

CLASS C
Shares sold               92,288       186,320     $ 1,288,361     $ 2,552,601
Shares issued in
  reinvestment of
  dividends and
  distributions               -0-       19,358              -0-        261,545
Shares redeemed          (97,405)     (136,951)     (1,361,993)     (1,839,179)
Net increase(decrease)    (5,117)       68,727     $   (73,632)    $   974,967


33



NOTES TO FINANCIAL STATEMENTS (CONTINUED)
ALLIANCE GROWTH INVESTORS AND CONSERVATIVE INVESTORS FUNDS
_______________________________________________________________________________

                                ALLIANCE CONSERVATIVE INVESTORS FUND
                   ------------------------------------------------------------
                               SHARES                         AMOUNT
                   ----------------------------  ------------------------------
                   SIX MONTHS ENDED  YEAR ENDED  SIX MONTHS ENDED  YEAR ENDED
                     OCT. 31,1996     APRIL 30,   OCT. 31,1996      APRIL 30,
                      (UNAUDITED)       1996       (UNAUDITED)        1996
                     ------------  ------------  --------------  --------------
Shares sold               85,537       246,346     $   947,390     $ 2,737,109
Shares issued in
  reinvestment of
  dividends               14,275        62,621         158,787         692,313
Shares converted
  from Class B            20,433            -0-        234,227              -0-
Shares redeemed         (233,657)     (589,043)     (2,606,810)     (6,511,415)
Net decrease            (113,412)     (280,076)    $(1,266,406)    $(3,081,993)

CLASS B
Shares sold              225,504       518,473     $ 2,552,960     $ 5,839,933
Shares issued in
  reinvestment of
  dividends               22,857       102,379         258,130       1,150,234
Shares converted
  to Class A             (20,730)           -0-       (234,227)             -0-
Shares redeemed         (399,581)     (697,358)     (4,524,148)     (7,823,066)
Net decrease            (171,950)      (76,506)    $(1,947,285)    $  (832,899)

CLASS C
Shares sold               70,556       170,526     $   796,166     $ 1,931,267
Shares issued in
  reinvestment of
  dividends                3,636        16,002          41,092         179,841
Shares redeemed         (108,216)     (135,782)     (1,224,156)     (1,522,968)
Net increase(decrease)   (34,024)       50,746     $  (386,898)    $   588,140


34



FINANCIAL HIGHLIGHTS
ALLIANCE GROWTH INVESTORS FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                                          CLASS A
                                            -------------------------------------------------------------------
                                              SIX MONTHS
                                                ENDED
                                              OCTOBER 31,           YEAR ENDED APRIL 30,          MAY 4,1992(a)
                                                1996       -------------------------------------  TO APRIL 30,
                                             (UNAUDITED)       1996         1995         1994         1993
                                            -------------  -----------  -----------  -----------  -------------
Net asset value, beginning of period          $14.08         $12.08       $11.61       $11.35       $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (c)                        .10            .10          .25          .12          .20
Net realized and unrealized gain on
  investments                                    .29           2.75          .38          .39         1.43
Net increase in net asset value from
operations                                       .39           2.85          .63          .51         1.63

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income              -0-          (.26)        (.15)        (.11)        (.16)
Distributions from net realized gains             -0-          (.59)        (.01)        (.14)        (.12)
Total dividends and distributions                 -0-          (.85)        (.16)        (.25)        (.28)
Net asset value, end of period                $14.47         $14.08       $12.08       $11.61       $11.35

TOTAL RETURN
Total investment return based on net
  asset value (d)                               2.77%         23.87%        5.57%        4.46%       16.32%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)    $30,087        $30,608      $22,189      $16,759       $3,503
Ratios to average net assets of:
  Expenses, net of waivers/reimbursements       1.40%(e)       1.40%        1.40%        1.40%        1.40%(e)
  Expenses, before waivers/reimbursements       1.68%(e)       1.65%        1.97%        2.33%        4.27%(e)
  Net investment income                         1.35%(e)       2.02%        2.32%        1.67%        1.91%(e)
Portfolio turnover rate                           68%           209%         134%          96%         114%
Average commission rate (f)                   $.0561             --           --           --           --


See footnote summary on page 40.


35



FINANCIAL HIGHLIGHTS (CONTINUED)
ALLIANCE GROWTH INVESTORS FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                                          CLASS B
                                            -------------------------------------------------------------------
                                              SIX MONTHS
                                                ENDED
                                              OCTOBER 31,           YEAR ENDED APRIL 30,          MAY 4,1992(a)
                                                1996       -------------------------------------  TO APRIL 30,
                                             (UNAUDITED)       1996         1995         1994         1993
                                            -------------  -----------  -----------  -----------  -------------
Net asset value, beginning of period          $14.08         $12.09       $11.65       $11.41       $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (c)                        .05            .06          .17          .07          .07
Net realized and unrealized gain on
  investments                                    .29           2.70          .38          .37         1.45
Net increase in net asset value from
  operations                                     .34           2.76          .55          .44         1.52

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income              -0-          (.18)        (.10)        (.06)        (.05)
Distributions from net realized gains             -0-          (.59)        (.01)        (.14)        (.06)
Total dividends and distributions                 -0-          (.77)        (.11)        (.20)        (.11)
Net asset value, end of period                $14.42         $14.08       $12.09       $11.65       $11.41

TOTAL RETURN
Total investment return based on net
  asset value (d)                               2.42%         23.06%        4.83%        3.84%       15.23%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)    $61,346        $59,978      $43,328      $30,871       $7,999
Ratios to average net assets of:
  Expenses, net of waivers/reimbursements       2.10%(e)       2.10%        2.10%        2.11%        2.15%(e)
  Expenses, before waivers/reimbursements       2.38%(e)       2.35%        2.67%        3.00%        4.48%(e)
  Net investment income                          .65%(e)       1.15%        1.62%         .95%        1.07%(e)
Portfolio turnover rate                           68%           209%         134%          96%         114%
Average commission rate (f)                   $.0561             --           --           --           --


See footnote summary on page 40.


36



ALLIANCE GROWTH INVESTORS FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                                   CLASS C
                                            ----------------------------------------------------
                                              SIX MONTHS
                                                ENDED                                 AUGUST 2,
                                              OCTOBER 31,     YEAR ENDED APRIL 30,     1993(b)
                                                1996       ------------------------  TO APRIL 30,
                                             (UNAUDITED)       1996         1995         1994
                                            -------------  -----------  -----------  ------------
Net asset value, beginning of period          $14.09         $12.10       $11.65       $11.88

INCOME FROM INVESTMENT OPERATIONS
Net investment income (c)                        .05            .06          .18          .08
Net realized and unrealized gain (loss)
  on investments                                 .29           2.70          .38         (.11)
Net increase (decrease) in net asset
  value from operations                          .34           2.76          .56         (.03)

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income              -0-          (.18)        (.10)        (.06)
Distributions from net realized gains             -0-          (.59)        (.01)        (.14)
Total dividends and distributions                 -0-          (.77)        (.11)        (.20)
Net asset value, end of period                $14.43         $14.09       $12.10       $11.65

TOTAL RETURN
Total investment return based on net
  asset value (d)                               2.41%         23.04%        4.91%        (.26)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)     $5,987         $5,915       $4,247       $3,280
Ratios to average net assets of:
  Expenses, net of waivers/reimbursements       2.10%(e)       2.10%        2.10%        2.10%(e)
  Expenses, before waivers/reimbursements       2.38%(e)       2.36%        2.66%        3.02%(e)
  Net investment income                          .65%(e)        .13%        1.62%        1.04%(e)
Portfolio turnover rate                           68%           209%         134%          96%
Average commission rate (f)                   $.0561             --           --           --


See footnote summary on page 40.


37



FINANCIAL HIGHLIGHTS (CONTINUED)
ALLIANCE CONSERVATIVE INVESTORS FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                                          CLASS A
                                            -------------------------------------------------------------------
                                             SIX MONTHS
                                                ENDED
                                              OCTOBER 31,           YEAR ENDED APRIL 30,          MAY 4,1992(a)
                                                1996       -------------------------------------  TO APRIL 30,
                                             (UNAUDITED)       1996         1995         1994         1993
                                            -------------  -----------  -----------  -----------  -------------
Net asset value, beginning of period          $11.14         $10.38       $10.37       $10.79       $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (c)                        .21            .51          .48          .31          .39
Net realized and unrealized gain (loss)
  on investment                                  .30            .80         (.02)        (.26)         .82
Net increase in net asset value from
  operations                                     .51           1.31          .46          .05         1.21

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.14)          (.55)        (.45)        (.29)        (.36)
Distributions from net realized gains             -0-            -0-          -0-        (.18)        (.06)
Total dividends and distributions               (.14)          (.55)        (.45)        (.47)        (.42)
Net asset value, end of period                $11.51         $11.14       $10.38       $10.37       $10.79

TOTAL RETURN
Total investment return based on net
  asset value (d)                               4.63%         12.69%        4.65%         .35%       12.25%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)    $13,320        $14,161      $16,105      $15,595       $5,339
Ratios to average net assets of:
  Expenses, net of waivers/reimbursements       1.40%(e)       1.40%        1.40%        1.40%        1.40%(e)
  Expenses, before waivers/reimbursements       1.89%(e)       1.73%        1.83%        2.03%        3.45%(e)
  Net investment income                         3.72%(e)       4.43%        4.66%        3.43%        3.92%(e)
Portfolio turnover rate                           77%           267%         248%         133%          84%
Average commission rate (f)                   $.0522             --           --           --           --


See footnote summary on page 40.


38



ALLIANCE CONSERVATIVE INVESTORS FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                                          CLASS B
                                            -------------------------------------------------------------------
                                             SIX MONTHS
                                                ENDED
                                              OCTOBER 31,           YEAR ENDED APRIL 30,          MAY 4,1992(a)
                                                1996       -------------------------------------  TO APRIL 30,
                                             (UNAUDITED)       1996         1995         1994         1993
                                            -------------  -----------  -----------  -----------  -------------
Net asset value, beginning of period          $11.31         $10.51       $10.47       $10.88       $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (c)                        .18            .43          .46          .24          .24
Net realized and unrealized gain (loss)
  on investments                                 .29            .82         (.02)        (.26)         .89
Net increase (decrease) in net asset
  value from operations                          .47           1.25          .44         (.02)        1.13

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.10)          (.45)        (.40)        (.21)        (.22)
Distributions from net realized gains             -0-            -0-          -0-        (.18)        (.03)
Total dividends and distributions               (.10)          (.45)        (.40)        (.39)        (.25)
Net asset value, end of period                $11.68         $11.31       $10.51       $10.47       $10.88

TOTAL RETURN
Total investment return based on net
  asset value (d)                               4.21%         11.95%        3.91%        (.31)%      11.39%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)    $31,018        $31,979      $30,542      $29,697       $9,210
Ratios to average net assets of:
  Expenses, net of waivers/reimbursements       2.10%(e)       2.10%        2.10%        2.11%        2.15%(e)
  Expenses, before waivers/reimbursements       2.59%(e)       2.44%        2.52%        2.73%        3.95%(e)
  Net investment income                         3.03%(e)       3.72%        3.96%        2.72%        3.06%(e)
Portfolio turnover rate                           77%           267%         248%         133%          84%
Average commission rate (f)                   $.0522             --           --           --           --


See footnote summary on page 40.


39



FINANCIAL HIGHLIGHTS (CONTINUED)
ALLIANCE CONSERVATIVE INVESTORS FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                                   CLASS C
                                            -----------------------------------------------------
                                              SIX MONTHS
                                                 ENDED                                AUGUST 2,
                                              OCTOBER 31,    YEAR ENDED APRIL 30,      1993(B)
                                                 1996      ------------------------  TO APRIL 30,
                                             (UNAUDITED)       1996         1995         1994
                                            -------------  -----------  -----------  ------------
Net asset value, beginning of period          $11.31         $10.52       $10.47       $11.12

INCOME FROM INVESTMENT OPERATIONS
Net investment income (c)                        .18            .41          .46          .18
Net realized and unrealized gain (loss)
  on investments                                 .29            .83         (.01)        (.50)
Net increase (decrease) in net asset
  value from operations                          .47           1.24          .45         (.32)

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.10)          (.45)        (.40)        (.15)
Distributions from net realized gains             -0-            -0-          -0-        (.18)
Total dividends and distributions               (.10)          (.45)        (.40)        (.33)
Net asset value, end of period                $11.68         $11.31       $10.52       $10.47

TOTAL RETURN
Total investment return based on net
  asset value (d)                               4.21%         11.84%        4.01%       (2.98)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)     $5,103         $5,326       $4,419       $4,375
Ratios to average net assets of:
  Expenses, net of waivers/reimbursements       2.10%(e)       2.10%        2.10%        2.10%(e)
  Expenses, before waivers/reimbursements       2.59%(e)       2.45%        2.52%        2.69%(e)
  Net investment income                         3.03%(e)       3.71%        3.97%        2.94%(e)
Portfolio turnover rate                           77%           267%         248%         133%
Average commission rate (f)                   $.0522             --           --           --


(a)  Commencement of operations.

(b)  Commencement of distribution.

(c)  Net of fee waived and expenses reimbursed by Adviser.

(d) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.

(e)  Annualized.

(f) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission per share for trades on which commissions are charged.

     Prior to July 22, 1993, Equitable Capital Management Corporation (Equitable Capital) served as the investment adviser to the Trust. On July 22, 1993, Alliance Capital Management L.P. acquired the business and substantially all of the assets of Equitable Capital and became the investment adviser to the Trust.


40



ALLIANCE GROWTH INVESTORS AND CONSERVATIVE INVESTORS FUNDS
_______________________________________________________________________________

BOARD OF TRUSTEES
JOHN D. CARIFA, CHAIRMAN AND PRESIDENT
ALBERTA B. ARTHURS (1)
RUTH BLOCK (1)
RICHARD W. COUPER (1)
BRENTON W. HARRIES (1)
DONALD J. ROBINSON (1)

OFFICERS
BRUCE CALVERT, VICE PRESIDENT
KATHLEEN A. CORBET, VICE PRESIDENT
BARBARA J. KRUMSIEK, VICE PRESIDENT-MARKETING
WAYNE D. LYSKI, VICE PRESIDENT
EDMUND P. BERGAN, JR., CLERK
MARK D. GERSTEN, TREASURER & CHIEF FINANCIAL OFFICER
VINCENT S. NOTO, CONTROLLER & CHIEF ACCOUNTING OFFICER

CUSTODIAN
STATE STREET BANK & TRUST COMPANY
225 Franklin Street
Boston, MA 02110

PRINCIPAL UNDERWRITER
ALLIANCE FUND DISTRIBUTORS, INC.
1345 Avenue of the Americas
New York, NY 10105

LEGAL COUNSEL
ROPES & GRAY
One International Place
Boston, MA 02110-02624

TRANSFER AGENT
ALLIANCE FUND SERVICES, INC.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-Free 1-800-221-5672

INDEPENDENT ACCOUNTANTS
PRICE WATERHOUSE LLP
1177 Avenue of the Americas
New York, New York 10036-2798


(1)  Member of the Audit Committee.


41



THE ALLIANCE FAMILY OF MUTUAL FUNDS
_______________________________________________________________________________

FIXED INCOME
Alliance Bond Fund
    U.S. Government Portfolio
    Corporate Bond Portfolio
Alliance Global Dollar Government Fund
Alliance Global Strategic Income Trust
Alliance Mortgage Securities Income Fund
Alliance Limited Maturity Government Fund
Alliance Multi-Market Strategy Trust
Alliance North American Government Income Trust
Alliance Short-Term Multi-Market Trust
Alliance Short-Term U.S. Government Fund
Alliance World Income Trust

TAX-FREE INCOME
Alliance Municipal Income Fund
    California Portfolio
    Insured California Portfolio
    Insured National Portfolio
    National Portfolio
    New York Portfolio
Alliance Municipal Income Fund II
    Arizona Portfolio
    Florida Portfolio
    Massachusetts Portfolio
    Michigan Portfolio
    Minnesota Portfolio
    New Jersey Portfolio
    Ohio Portfolio
    Pennsylvania Portfolio
    Virginia Portfolio

MONEY MARKET
AFD Exchange Reserves

GROWTH
The Alliance Fund
Alliance Global Small Cap Fund
Alliance Growth Fund
Alliance Premier Growth Fund

GROWTH & INCOME
Alliance Strategic Balanced Fund
Alliance Balanced Shares
Alliance Conservative Investors Fund
Alliance Growth & Income Fund
Alliance Growth Investors Fund
Alliance Income Builder Fund
Alliance Utility Income Fund

AGGRESSIVE GROWTH
Alliance Quasar Fund
Alliance Technology Fund

INTERNATIONAL
Alliance All-Asia Investment Fund
Alliance International Fund
Alliance New Europe Fund
Alliance Worldwide Privatization Fund

CLOSED-END FUNDS
Alliance All-Market Advantage Fund
Alliance Global Environment Fund
ACM Government Income Fund
ACM Government Opportunity Fund
ACM Government Securities Fund
ACM Government Spectrum Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
Alliance World Dollar Government Fund
Alliance World Dollar Government Fund II
The Austria Fund
The Korean Investment Fund
The Spain Fund
The Southern Africa Fund

CASH MANAGEMENT SERVICES
ACM Institutional Reserves
    Government Portfolio
    Prime Portfolio
    Tax-Free Portfolio
    Trust Portfolio
Alliance Capital Reserves
Alliance Government Reserves
Alliance Insured Account
Alliance Money Reserves
Alliance Municipal Trust
    California Portfolio
    Connecticut Portfolio
    Florida Portfolio
    General Portfolio
    New Jersey Portfolio
    New York Portfolio
    Virginia Portfolio
Alliance Treasury Reserves
Alliance Money Market Fund
    Prime Portfolio
    Government Portfolio
    General Municipal Portfolio


42



ALLIANCE GROWTH INVESTORS FUND, INC.
ALLIANCE CONSERVATIVE INVESTORS FUND, INC.
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672

ALLIANCE CAPITAL
INVESTING WITHOUT THE MYSTERY

THIS REPORT IS INTENDED SOLELY FOR DISTRIBUTION TO CURRENT SHAREHOLDERS OF THE FUND.

R THESE REGISTERED SERVICE MARKS USED UNDER LICENSE FROM THE OWNER, ALLIANCE CAPITAL MANAGEMENT L.P.

GICISR